BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 2.6%
Verizon Communications Inc.	435,757	$24,894,798

Entertainment - 0.2%
Cinemark Holdings	7,087	255,841
Viacom Inc., Class B Shares	37,218	1,111,701

Total Entertainment		1,367,542

Media - 2.7%
CBS Corp., Class B Shares, Non Voting Shares	37,045	1,848,545
Comcast Corp., Class A Shares	477,211	20,176,481
DISH Network Corp., Class A Shares	19,463	747,574	*
Interpublic Group of Cos. Inc.	40,379	912,162
Omnicom Group Inc.	23,246	1,905,010

Total Media		25,589,772

TOTAL COMMUNICATION SERVICES		51,852,112

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.5%
Aptiv PLC	27,213	2,199,627
BorgWarner Inc.	22,073	926,624
Gentex Corp.	28,302	696,512
Lear Corp.	6,592	918,068

Total Auto Components		4,740,831

Automobiles - 1.1%
Ford Motor Co.	412,873	4,223,691
General Motors Co.	149,359	5,754,802
Harley-Davidson Inc.	15,020	538,167

Total Automobiles		10,516,660

Distributors - 0.1%
Genuine Parts Co.	12,359	1,280,145

Diversified Consumer Services - 0.1%
H&R Block Inc.	21,276	623,387

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	56,295	2,620,532
Hyatt Hotels Corp., Class A Shares	3,763	286,477
Las Vegas Sands Corp.	24,718	1,460,587
Norwegian Cruise Line Holdings Ltd.	22,645	1,214,451	*
Royal Caribbean Cruises Ltd.	22,551	2,733,407

Total Hotels, Restaurants & Leisure		8,315,454

See Notes to Schedule of Investments.

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BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Household Durables - 0.8%
DR Horton Inc.	39,301	$1,695,052
Leggett & Platt Inc.	12,666	485,994
Lennar Corp., Class A Shares	30,031	1,455,302
NVR Inc.	378	1,273,954	*
PulteGroup Inc.	27,376	865,629
Toll Brothers Inc.	15,196	556,478
Whirlpool Corp.	6,649	946,552

Total Household Durables		7,278,961

Leisure Products - 0.1%
Polaris Industries Inc.	6,400	583,872

Multiline Retail - 0.5%
Target Corp.	57,270	4,960,155

Specialty Retail - 0.8%
AutoZone Inc.	2,832	3,113,699	*
Best Buy Co. Inc.	30,759	2,144,825
CarMax Inc.	19,059	1,654,893	*
Foot Locker Inc.	10,664	447,035
L Brands Inc.	29,067	758,649

Total Specialty Retail		8,119,101

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc.	30,701	528,671
Ralph Lauren Corp.	5,468	621,110

Total Textiles, Apparel & Luxury Goods		1,149,781

TOTAL CONSUMER DISCRETIONARY		47,568,347

CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Molson Coors Brewing Co., Class B Shares	16,627	931,112

Food & Staples Retailing - 0.7%
Kroger Co.	77,478	1,682,047
US Foods Holding Corp.	9,716	347,444	*
Walgreens Boots Alliance Inc.	88,653	4,846,660

Total Food & Staples Retailing		6,876,151

Food Products - 1.0%
Archer-Daniels-Midland Co.	58,971	2,406,017
Campbell Soup Co.	31,747	1,272,102
Ingredion Inc.	6,532	538,825
JM Smucker Co.	11,981	1,380,091
Kellogg Co.	33,268	1,782,167
Tyson Foods Inc., Class A Shares	28,580	2,307,549

Total Food Products		9,686,751

See Notes to Schedule of Investments.

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BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Tobacco - 2.3%
Altria Group Inc.	184,505	$8,736,312
Philip Morris International Inc.	163,955	12,875,386

Total Tobacco		21,611,698

TOTAL CONSUMER STAPLES		39,105,712

ENERGY - 8.4%
Energy Equipment & Services - 0.1%
Helmerich & Payne Inc.	11,322	573,119

Oil, Gas & Consumable Fuels - 8.3%
Cabot Oil & Gas Corp.	44,549	1,022,845
Chevron Corp.	200,669	24,971,250
ConocoPhillips	122,364	7,464,204
Exxon Mobil Corp.	445,801	34,161,731
Hess Corp.	33,114	2,105,057
Kinder Morgan Inc.	189,526	3,957,303
Murphy Oil Corp.	14,625	360,506
Phillips 66	51,053	4,775,498

Total Oil, Gas & Consumable Fuels		78,818,394

TOTAL ENERGY		79,391,513

FINANCIALS - 31.4%
Banks - 15.9%
Bank of America Corp.	938,125	27,205,625
BB&T Corp.	81,893	4,023,403
CIT Group Inc.	13,489	708,712
Citigroup Inc.	272,532	19,085,416
Citizens Financial Group Inc.	51,424	1,818,353
Comerica Inc.	15,506	1,126,356
Commerce Bancshares Inc.	11,681	696,888
Cullen/Frost Bankers Inc.	6,606	618,718
Huntington Bancshares Inc.	112,839	1,559,435
JPMorgan Chase & Co.	365,503	40,863,235
KeyCorp	111,709	1,982,835
M&T Bank Corp.	15,756	2,679,623
PNC Financial Services Group Inc.	49,893	6,849,311
Popular Inc.	9,478	514,087
Prosperity Bancshares Inc.	7,171	473,645
Regions Financial Corp.	119,399	1,783,821
Signature Bank	4,723	570,727
SunTrust Banks Inc.	49,411	3,105,481
US Bancorp	173,994	9,117,286
Webster Financial Corp.	9,621	459,595
Wells Fargo & Co.	515,336	24,385,699
Zions Bancorp NA	20,754	954,269

Total Banks		150,582,520

See Notes to Schedule of Investments.

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BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Capital Markets - 5.5%
Ameriprise Financial Inc.	16,664	$2,418,946
Bank of New York Mellon Corp.	106,641	4,708,200
BlackRock Inc.	16,328	7,662,730
Charles Schwab Corp.	131,638	5,290,531
E*TRADE Financial Corp.	27,139	1,210,399
Franklin Resources Inc.	53,518	1,862,426
Goldman Sachs Group Inc.	39,936	8,170,906
LPL Financial Holdings Inc.	8,213	669,935
Morgan Stanley	190,391	8,341,030
Nasdaq Inc.	13,642	1,311,951
Northern Trust Corp.	22,925	2,063,250
Raymond James Financial Inc.	14,834	1,254,215
SEI Investments Co.	15,067	845,259
T Rowe Price Group Inc.	24,869	2,728,378
TD Ameritrade Holding Corp.	58,334	2,912,033

Total Capital Markets		51,450,189

Consumer Finance - 2.6%
Ally Financial Inc.	45,759	1,418,071
American Express Co.	91,416	11,284,391
Capital One Financial Corp.	49,508	4,492,356
Credit Acceptance Corp.	2,002	968,628	*
Discover Financial Services	40,592	3,149,533
Santander Consumer USA Holdings, Inc.	37,735	904,131
Synchrony Financial	72,590	2,516,695

Total Consumer Finance		24,733,805

Diversified Financial Services - 0.2%
Jefferies Financial Group Inc.	37,453	720,221
Voya Financial Inc.	18,494	1,022,719

Total Diversified Financial Services		1,742,940

See Notes to Schedule of Investments.

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BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Insurance - 7.2%
Aflac Inc.	82,059	$4,497,654
Alleghany Corp.	1,790	1,219,187	*
Allstate Corp.	38,950	3,960,825
American Financial Group Inc.	18,044	1,848,969
American International Group Inc.	91,595	4,880,182
Arch Capital Group Ltd.	40,195	1,490,431	*
Athene Holding Ltd., Class A Shares	16,783	722,676	*
Chubb Ltd.	48,875	7,198,799
Cincinnati Financial Corp.	17,242	1,787,478
Everest Re Group Ltd.	4,291	1,060,649
Fidelity National Financial Inc.	24,529	988,519
Hartford Financial Services Group Inc.	37,478	2,088,274
Lincoln National Corp.	22,927	1,477,645
Loews Corp.	34,587	1,890,871
Markel Corp.	1,475	1,607,160	*
MetLife Inc.	110,775	5,502,194
Principal Financial Group Inc.	29,387	1,702,095
Progressive Corp.	50,144	4,008,010
Prudential Financial Inc.	44,420	4,486,420
Reinsurance Group of America Inc.	7,008	1,093,458
Torchmark Corp.	29,475	2,636,833
Travelers Cos. Inc.	64,803	9,689,345
Unum Group	22,294	747,964
WR Berkley Corp.	19,127	1,261,043

Total Insurance		67,846,681

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp Inc.	33,819	337,514

TOTAL FINANCIALS		296,693,649

HEALTH CARE - 15.2%
Biotechnology - 3.9%
AbbVie Inc.	145,882	10,608,539
Amgen Inc.	70,611	13,012,195
Celgene Corp.	42,322	3,912,246	*
Gilead Sciences Inc.	137,656	9,300,039

Total Biotechnology		36,833,019

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	22,117	1,885,696
Cardinal Health Inc.	15,225	717,098
HCA Healthcare Inc.	36,746	4,966,957
Henry Schein Inc.	15,668	1,095,193	*
Laboratory Corp. of America Holdings	10,757	1,859,885	*
McKesson Corp.	19,624	2,637,269
Quest Diagnostics Inc.	14,139	1,439,492

Total Health Care Providers & Services		14,601,590

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories Inc., Class A Shares	2,600	812,734	*

See Notes to Schedule of Investments.

5

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 9.6%
Bristol-Myers Squibb Co.	132,367	$6,002,843
Jazz Pharmaceuticals PLC	6,000	855,360	*
Johnson & Johnson	258,513	36,005,691
Merck & Co. Inc.	250,711	21,022,117
Pfizer Inc.	627,121	27,166,882

Total Pharmaceuticals		91,052,893

TOTAL HEALTH CARE		143,300,236

INDUSTRIALS - 11.1%
Aerospace & Defense - 3.1%
General Dynamics Corp.	30,396	5,526,601
Huntington Ingalls Industries Inc.	4,369	981,889
Lockheed Martin Corp.	27,449	9,978,809
Northrop Grumman Corp.	17,865	5,772,360
Raytheon Co.	27,166	4,723,624
Spirit AeroSystems Holdings Inc., Class A Shares	11,981	974,894
Textron Inc.	20,595	1,092,359

Total Aerospace & Defense		29,050,536

Air Freight & Logistics - 0.9%
CH Robinson Worldwide Inc.	14,400	1,214,640
United Parcel Service Inc., Class B Shares	73,453	7,585,491

Total Air Freight & Logistics		8,800,131

Airlines - 1.3%
Alaska Air Group Inc.	13,013	831,661
American Airlines Group Inc.	39,113	1,275,475
Delta Air Lines Inc.	74,437	4,224,300
JetBlue Airways Corp.	31,709	586,299	*
Southwest Airlines Co.	61,865	3,141,505
United Continental Holdings Inc.	27,701	2,425,222	*

Total Airlines		12,484,462

Building Products - 0.6%
Fortune Brands Home & Security Inc.	14,725	841,239
Johnson Controls International PLC	68,913	2,846,796
Masco Corp.	30,881	1,211,771
Owens Corning	10,700	622,740

Total Building Products		5,522,546

Construction & Engineering - 0.1%
AECOM	11,433	432,739	*
Quanta Services Inc.	14,925	569,986

Total Construction & Engineering		1,002,725

See Notes to Schedule of Investments.

6

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Electrical Equipment - 1.1%
Acuity Brands Inc.	4,229	$583,222
Eaton Corp. PLC	46,412	3,865,191
Emerson Electric Co.	64,800	4,323,456
Hubbell Inc.	5,793	755,407
Sensata Technologies Holding PLC	17,000	833,000	*

Total Electrical Equipment		10,360,276

Machinery - 3.1%
AGCO Corp.	7,581	588,058
Allison Transmission Holdings Inc.	14,531	673,512
Caterpillar Inc.	60,240	8,210,110
Crane Co.	4,342	362,296
Cummins Inc.	16,634	2,850,070
Deere & Co.	33,429	5,539,520
Dover Corp.	13,019	1,304,504
Oshkosh Corp.	7,415	619,078
PACCAR Inc.	36,965	2,648,912
Parker-Hannifin Corp.	13,471	2,290,205
Pentair PLC	18,080	672,576
Snap-on Inc.	5,941	984,067
Stanley Black & Decker Inc.	15,968	2,309,132
WABCO Holdings Inc.	4,439	588,611	*

Total Machinery		29,640,651

Professional Services - 0.2%
ManpowerGroup Inc.	6,300	608,580
Nielsen Holdings PLC	35,100	793,260
Robert Half International Inc.	11,149	635,605

Total Professional Services		2,037,445

Road & Rail - 0.4%
AMERCO	2,172	822,211
J.B. Hunt Transport Services Inc.	10,206	932,930
Kansas City Southern	8,773	1,068,727
Knight-Swift Transportation Holdings Inc.	18,249	599,297

Total Road & Rail		3,423,165

Trading Companies & Distributors - 0.3%
HD Supply Holdings Inc.	18,000	725,040	*
United Rentals Inc.	7,591	1,006,794	*
W.W. Grainger Inc.	5,194	1,393,187

Total Trading Companies & Distributors		3,125,021

TOTAL INDUSTRIALS		105,446,958

See Notes to Schedule of Investments.

7

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.2%
Cisco Systems Inc.	7,475	$409,107
Juniper Networks Inc.	36,260	965,604

Total Communications Equipment		1,374,711

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics Inc.	9,117	649,768	*
Corning Inc.	121,838	4,048,677

Total Electronic Equipment, Instruments & Components		4,698,445

IT Services - 2.1%
Cognizant Technology Solutions Corp., Class A Shares	60,000	3,803,400
International Business Machines Corp.	97,525	13,448,697
Leidos Holdings Inc.	15,213	1,214,758
Western Union Co.	48,467	964,009

Total IT Services		19,430,864

Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials Inc.	98,585	4,427,452
Broadcom Inc.	20,600	5,929,916
Intel Corp.	493,220	23,610,442
Lam Research Corp.	14,762	2,772,894
ON Semiconductor Corp.	43,452	878,165	*
Qorvo Inc.	12,546	835,689	*
Skyworks Solutions Inc.	18,243	1,409,637
Teradyne Inc.	20,566	985,317

Total Semiconductors & Semiconductor Equipment		40,849,512

Software - 2.5%
CDK Global Inc.	12,015	594,022
Oracle Corp.	407,393	23,209,179

Total Software		23,803,201

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	157,648	31,201,692
Hewlett Packard Enterprise Co.	141,085	2,109,221
HP Inc.	173,224	3,601,327
NetApp Inc.	23,242	1,434,031
Xerox Corp.	17,271	611,566

Total Technology Hardware, Storage & Peripherals		38,957,837

TOTAL INFORMATION TECHNOLOGY		129,114,570

See Notes to Schedule of Investments.

8

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
MATERIALS - 2.0%
Chemicals - 1.1%
Celanese Corp.	14,343	$1,546,175
Eastman Chemical Co.	15,015	1,168,618
FMC Corp.	13,867	1,150,268
LyondellBasell Industries NV, Class A Shares	47,157	4,061,632
PPG Industries Inc.	26,324	3,072,274

Total Chemicals		10,998,967

Containers & Packaging - 0.6%
Avery Dennison Corp.	8,182	946,494
Berry Global Group Inc.	12,187	640,914	*
International Paper Co.	41,857	1,813,245
Packaging Corp. of America	9,967	950,054
Sealed Air Corp.	16,433	703,004
Sonoco Products Co.	9,682	632,622

Total Containers & Packaging		5,686,333

Metals & Mining - 0.3%
Nucor Corp.	33,436	1,842,324
Reliance Steel & Aluminum Co.	7,555	714,854

Total Metals & Mining		2,557,178

TOTAL MATERIALS		19,242,478

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
CBRE Group Inc., Class A Shares	35,447	1,818,431	*
Howard Hughes Corp.	1,319	163,345	*
Jones Lang LaSalle Inc.	4,716	663,494

TOTAL REAL ESTATE		2,645,270

UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co. Inc.	48,715	4,287,407
Eversource Energy	31,431	2,381,212
OGE Energy Corp.	16,509	702,623
Pinnacle West Capital Corp.	11,052	1,039,883

Total Electric Utilities		8,411,125

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	55,761	934,554

Multi-Utilities - 1.1%
Ameren Corp.	25,510	1,916,056
DTE Energy Co.	17,664	2,258,873
Public Service Enterprise Group Inc.	53,206	3,129,577
WEC Energy Group Inc.	33,114	2,760,714

Total Multi-Utilities		10,065,220

TOTAL UTILITIES		19,410,899

TOTAL COMMON STOCKS (Cost - $748,482,760)		933,771,744

See Notes to Schedule of Investments.

9

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 0.8%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $6,514,078)		59,473	$7,566,155

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $754,996,838)			941,337,899

	RATE
SHORT-TERM INVESTMENTS - 0.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $5,824,829)	2.253%	5,824,829	5,824,829

TOTAL INVESTMENTS - 100.2% (Cost - $760,821,667)			947,162,728
Liabilities in Excess of Other Assets - (0.2)%			(1,437,937)

TOTAL NET ASSETS - 100.0%			$945,724,791

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

11

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$933,771,744	—	—	$933,771,744
Investments in Underlying Funds	7,566,155	—	—	7,566,155

Total Long-Term Investments	941,337,899	—	—	941,337,899

Short-Term Investments†	5,824,829	—	—	5,824,829

Total Investments	$947,162,728	—	—	$947,162,728

†	See Schedule of Investments for additional detailed categorizations.

13

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications Inc.	14,450	$825,528

Media - 1.0%
Omnicom Group Inc.	20,720	1,698,004

TOTAL COMMUNICATION SERVICES		2,523,532

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.3%
Gentex Corp.	24,870	612,051

Automobiles - 0.3%
Harley-Davidson Inc.	12,400	444,292

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	9,930	462,241
Churchill Downs Inc.	730	84,001
Marriott International Inc., Class A Shares	20,320	2,850,693

Total Hotels, Restaurants & Leisure		3,396,935

Household Durables - 0.1%
Helen of Troy Ltd.	830	108,390	*

Internet & Direct Marketing Retail - 4.3%
Booking Holdings Inc.	2,150	4,030,626	*
eBay Inc.	84,113	3,322,464

Total Internet & Direct Marketing Retail		7,353,090

Leisure Products - 0.1%
Polaris Industries Inc.	2,650	241,759

Multiline Retail - 2.6%
Nordstrom Inc.	8,510	271,129
Target Corp.	49,059	4,249,000

Total Multiline Retail		4,520,129

Specialty Retail - 2.9%
Best Buy Co. Inc.	27,207	1,897,144
CarMax Inc.	10,380	901,296	*
Foot Locker Inc.	6,560	274,995
O’Reilly Automotive Inc.	3,819	1,410,433	*
Williams-Sonoma Inc.	7,630	495,950

Total Specialty Retail		4,979,818

Textiles, Apparel & Luxury Goods - 0.1%
Carter’s Inc.	1,510	147,285

TOTAL CONSUMER DISCRETIONARY		21,803,749

See Notes to Schedule of Investments.

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BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 6.5%
Beverages - 0.6%
Brown-Forman Corp., Class B Shares	18,266	$1,012,484

Food & Staples Retailing - 3.7%
Kroger Co.	78,112	1,695,811
Walgreens Boots Alliance Inc.	84,580	4,623,989

Total Food & Staples Retailing		6,319,800

Food Products - 0.1%
Ingredion Inc.	2,230	183,953

Household Products - 1.0%
Procter & Gamble Co.	15,260	1,673,259

Tobacco - 1.1%
Altria Group Inc.	39,820	1,885,477

TOTAL CONSUMER STAPLES		11,074,973

ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Cabot Oil & Gas Corp.	14,290	328,098
Chevron Corp.	13,923	1,732,578
Exxon Mobil Corp.	24,212	1,855,366
Occidental Petroleum Corp.	38,920	1,956,898

TOTAL ENERGY		5,872,940

FINANCIALS - 17.8%
Banks - 11.9%
Bank of America Corp.	183,500	5,321,500
CIT Group Inc.	7,770	408,236
Citigroup Inc.	68,880	4,823,667
Comerica Inc.	12,820	931,245
M&T Bank Corp.	7,230	1,229,606
Popular Inc.	4,510	244,622
Regions Financial Corp.	100,012	1,494,179
Wells Fargo & Co.	112,910	5,342,901
Zions Bancorp NA	11,551	531,115

Total Banks		20,327,071

Capital Markets - 2.8%
Ameriprise Financial Inc.	17,190	2,495,300
E*TRADE Financial Corp.	17,750	791,650
Franklin Resources Inc.	30,410	1,058,268
LPL Financial Holdings Inc.	5,210	424,980

Total Capital Markets		4,770,198

See Notes to Schedule of Investments.

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BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Consumer Finance - 2.9%
Discover Financial Services	37,848	$2,936,627
FirstCash Inc.	1,950	195,039
Synchrony Financial	51,560	1,787,585

Total Consumer Finance		4,919,251

Insurance - 0.2%
Lincoln National Corp.	6,750	435,037

TOTAL FINANCIALS		30,451,557

HEALTH CARE - 8.9%
Biotechnology - 5.0%
Amgen Inc.	34,246	6,310,853
Biogen Inc.	9,510	2,224,104	*

Total Biotechnology		8,534,957

Health Care Equipment & Supplies - 2.1%
Baxter International Inc.	44,536	3,647,498

Health Care Providers & Services - 0.6%
AmerisourceBergen Corp.	7,070	602,788
DaVita Inc.	5,480	308,305	*

Total Health Care Providers & Services		911,093

Pharmaceuticals - 1.2%
Pfizer Inc.	48,468	2,099,634

TOTAL HEALTH CARE		15,193,182

INDUSTRIALS - 18.6%
Aerospace & Defense - 4.0%
Boeing Co.	10,850	3,949,508
Hexcel Corp.	3,510	283,889
Huntington Ingalls Industries Inc.	1,230	276,430
L3Harris Technologies Inc.	2,892	546,964
Spirit AeroSystems Holdings Inc., Class A Shares	9,170	746,163
Textron Inc.	18,020	955,781

Total Aerospace & Defense		6,758,735

Airlines - 2.1%
Delta Air Lines Inc.	56,300	3,195,025
Southwest Airlines Co.	9,150	464,637

Total Airlines		3,659,662

Building Products - 0.1%
Armstrong World Industries Inc.	2,400	233,280

Electrical Equipment - 0.5%
Rockwell Automation Inc.	4,309	705,943
Sensata Technologies Holding PLC	2,700	132,300	*

Total Electrical Equipment		838,243

See Notes to Schedule of Investments.

3

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.6%
3M Co.	15,790	$2,737,039

Machinery - 6.8%
Allison Transmission Holdings Inc.	8,661	401,437
Caterpillar Inc.	25,460	3,469,943
Cummins Inc.	8,930	1,530,066
Dover Corp.	8,060	807,612
Illinois Tool Works Inc.	26,790	4,040,200
Lincoln Electric Holdings Inc.	2,610	214,855
Parker-Hannifin Corp.	2,150	365,522
Pentair PLC	10,120	376,464
Snap-on Inc.	2,940	486,982

Total Machinery		11,693,081

Professional Services - 0.4%
ManpowerGroup Inc.	1,770	170,982
Robert Half International Inc.	9,120	519,931

Total Professional Services		690,913

Road & Rail - 3.0%
CSX Corp.	13,650	1,056,100
Landstar System Inc.	550	59,395
Norfolk Southern Corp.	4,450	887,019
Union Pacific Corp.	18,200	3,077,802

Total Road & Rail		5,080,316

Trading Companies & Distributors - 0.1%
HD Supply Holdings Inc.	5,120	206,234	*

TOTAL INDUSTRIALS		31,897,503

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 5.0%
Cisco Systems Inc.	147,840	8,091,283
Ubiquiti Networks Inc.	3,410	448,415

Total Communications Equipment		8,539,698

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	9,183	1,019,313

IT Services - 1.8%
DXC Technology Co.	2,150	118,572
International Business Machines Corp.	22,020	3,036,558

Total IT Services		3,155,130

See Notes to Schedule of Investments.

4

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 6.5%
Intel Corp.	139,260	$6,666,376
Lam Research Corp.	4,460	837,767
Maxim Integrated Products Inc.	6,190	370,286
Teradyne Inc.	10,330	494,910
Texas Instruments Inc.	23,250	2,668,170

Total Semiconductors & Semiconductor Equipment		11,037,509

Software - 3.6%
Oracle Corp.	106,950	6,092,941

Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.	34,616	6,851,199
NetApp Inc.	13,960	861,332

Total Technology Hardware, Storage & Peripherals		7,712,531

TOTAL INFORMATION TECHNOLOGY		37,557,122

MATERIALS - 3.3%
Chemicals - 2.2%
Albemarle Corp.	4,340	305,580
Celanese Corp.	9,890	1,066,142
Newmarket Corp.	510	204,479
PPG Industries Inc.	18,370	2,143,963

Total Chemicals		3,720,164

Containers & Packaging - 0.3%
International Paper Co.	13,410	580,921

Metals & Mining - 0.8%
Nucor Corp.	24,490	1,349,399

TOTAL MATERIALS		5,650,484

UTILITIES - 2.3%
Electric Utilities - 1.7%
American Electric Power Co. Inc.	4,560	401,325
Duke Energy Corp.	8,770	773,865
Exelon Corp.	9,800	469,812
NextEra Energy Inc.	5,780	1,184,091

Total Electric Utilities		2,829,093

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	11,800	197,768

Multi-Utilities - 0.5%
Dominion Energy Inc.	10,860	839,695

TOTAL UTILITIES		3,866,556

TOTAL COMMON STOCKS (Cost - $154,870,469)		165,891,598

INVESTMENTS IN UNDERLYING FUNDS - 1.0%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $1,604,122)	13,294	1,691,263

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $156,474,591)		167,582,861

See Notes to Schedule of Investments.

5

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.0%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $3,381,153)	2.253%	3,381,153	$3,381,153

TOTAL INVESTMENTS - 100.0% (Cost - $159,855,744)			170,964,014
Other Assets in Excess of Liabilities - 0.0%			68,875

TOTAL NET ASSETS - 100.0%			$171,032,889

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

7

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$165,891,598	—	—	$165,891,598
Investments in Underlying Funds	1,691,263	—	—	1,691,263

Total Long-Term Investments	167,582,861	—	—	167,582,861

Short-Term Investments†	3,381,153	—	—	3,381,153

Total Investments	$170,964,014	—	—	$170,964,014

†	See Schedule of Investments for additional detailed categorizations.

9

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 81.5%
COMMUNICATION SERVICES - 15.2%
Diversified Telecommunication Services - 0.3%
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	90,000	$94,838

Media - 10.6%
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	385,000	400,881
DISH DBS Corp., Senior Notes	5.000%	3/15/23	390,000	378,300
Entercom Media Corp., Secured Notes	6.500%	5/1/27	100,000	104,250	(a)
Gray Television Inc., Senior Notes	5.125%	10/15/24	735,000	750,619	(a)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	435,000	445,875	(a)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	370,000	379,601	(a)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	410,000	422,915	(a)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	410,000	426,400	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	580,000	569,850	(a)

Total Media				3,878,691

Wireless Telecommunication Services - 4.3%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	720,000	741,816
Sprint Corp., Senior Notes	7.250%	9/15/21	800,000	852,000

Total Wireless Telecommunication Services				1,593,816

TOTAL COMMUNICATION SERVICES				5,567,345

CONSUMER DISCRETIONARY - 6.0%
Automobiles - 1.6%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	575,000	608,793

Diversified Consumer Services - 0.3%
Service Corp. International, Senior Notes	5.125%	6/1/29	95,000	100,462

Hotels, Restaurants & Leisure - 2.6%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp., Senior Secured Notes	6.125%	8/15/21	750,000	763,125	(a)
Scientific Games International Inc., Senior Notes	6.625%	5/15/21	185,000	188,469

Total Hotels, Restaurants & Leisure				951,594

Specialty Retail - 1.5%
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	570,000	555,750	(a)

TOTAL CONSUMER DISCRETIONARY				2,216,599

CONSUMER STAPLES - 1.5%
Food Products - 1.0%
B&G Foods Inc., Senior Notes	4.625%	6/1/21	360,000	361,800

Personal Products - 0.5%
Edgewell Personal Care Co., Senior Notes	4.700%	5/19/21	180,000	183,825

TOTAL CONSUMER STAPLES				545,625

See Notes to Schedule of Investments.

1

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 7.6%
Energy Equipment & Services - 2.7%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	780,000	$596,700
Transocean Inc., Senior Notes	9.000%	7/15/23	355,000	379,406	(a)

Total Energy Equipment & Services				976,106

Oil, Gas & Consumable Fuels - 4.9%
California Resources Corp., Secured Notes	8.000%	12/15/22	465,000	352,819	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	90,000	91,350
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	190,000	193,800
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	420,000	410,550
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	410,000	380,049
Tullow Oil PLC, Senior Notes	6.250%	4/15/22	375,000	379,125	(a)

Total Oil, Gas & Consumable Fuels				1,807,693

TOTAL ENERGY				2,783,799

FINANCIALS - 1.4%
Banks - 1.4%
CIT Group Inc., Senior Notes	5.000%	8/15/22	90,000	95,721
CIT Group Inc., Senior Notes	5.000%	8/1/23	385,000	412,431

TOTAL FINANCIALS				508,152

HEALTH CARE - 9.6%
Health Care Providers & Services - 8.2%
DaVita Inc., Senior Notes	5.000%	5/1/25	415,000	411,265
Encompass Health Corp., Senior Notes	5.750%	11/1/24	732,000	748,141
HCA Inc., Senior Secured Notes	4.750%	5/1/23	170,000	182,128
HCA Inc., Senior Secured Notes	5.000%	3/15/24	400,000	436,234
HCA Inc., Senior Secured Notes	4.125%	6/15/29	150,000	154,505
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	205,000	211,803
Tenet Healthcare Corp., Senior Secured Notes	4.500%	4/1/21	210,000	214,462
Tenet Healthcare Corp., Senior Secured Notes	4.375%	10/1/21	635,000	648,494

Total Health Care Providers & Services				3,007,032

Pharmaceuticals - 1.4%
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	500,000	518,750	(a)

TOTAL HEALTH CARE				3,525,782

INDUSTRIALS - 2.5%
Airlines - 1.3%
Air Canada, Senior Notes	7.750%	4/15/21	435,000	471,105	(a)

Industrial Conglomerates - 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	355,000	360,769	(a)

See Notes to Schedule of Investments.

2

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 0.3%
Harsco Corp., Senior Notes	5.750%	7/31/27	100,000	$104,386	(a)

TOTAL INDUSTRIALS				936,260

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 1.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	350,000	358,260	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	170,000	175,100	(a)
ViaSat Inc., Senior Secured Notes	5.625%	4/15/27	110,000	114,675	(a)

Total Communications Equipment				648,035

IT Services - 1.1%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	390,000	399,799	(a)

Semiconductors & Semiconductor Equipment - 1.0%
Qorvo Inc., Senior Notes	5.500%	7/15/26	345,000	365,976	(a)

Software - 0.9%
Symantec Corp., Senior Notes	5.000%	4/15/25	317,000	325,200	(a)

Technology Hardware, Storage & Peripherals - 2.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	350,000	369,507	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	370,000	408,495	(a)

Total Technology Hardware, Storage & Peripherals				778,002

TOTAL INFORMATION TECHNOLOGY				2,517,012

MATERIALS - 20.1%
Chemicals - 7.5%
CF Industries Inc., Senior Notes	4.950%	6/1/43	1,260,000	1,132,425
Koppers Inc., Senior Notes	6.000%	2/15/25	575,000	541,938	(a)
Methanex Corp., Senior Notes	3.250%	12/15/19	515,000	515,600
Venator Finance Sarl/Venator Materials LLC, Senior Notes	5.750%	7/15/25	210,000	193,725	(a)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	350,000	364,875	(a)

Total Chemicals				2,748,563

Containers & Packaging - 2.7%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	6.097%	7/15/21	365,000	365,913	(a)(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	620,000	633,175	(a)

Total Containers & Packaging				999,088

See Notes to Schedule of Investments.

3

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 8.8%
AK Steel Corp., Senior Secured Notes	7.500%	7/15/23	485,000	$498,192
Allegheny Technologies Inc., Senior Notes	5.950%	1/15/21	640,000	660,800
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	415,000	446,249
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	515,000	502,125	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	100,000	102,188	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	370,000	369,537	(a)
Steel Dynamics Inc., Senior Notes	5.125%	10/1/21	625,000	632,294

Total Metals & Mining				3,211,385

Paper & Forest Products - 1.1%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	405,000	415,125	(a)

TOTAL MATERIALS				7,374,161

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Equinix Inc., Senior Notes	5.375%	4/1/23	435,000	445,331
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	430,000	432,688	(a)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	390,000	393,413	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	345,000	350,216

TOTAL REAL ESTATE				1,621,648

UTILITIES - 6.3%
Gas Utilities - 2.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	535,000	572,450
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000	250,275

Total Gas Utilities				822,725

Independent Power and Renewable Electricity Producers - 4.0%
AES Corp., Senior Notes	4.000%	3/15/21	700,000	714,000
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	405,000	399,613
NRG Energy Inc., Senior Notes	6.625%	1/15/27	335,000	365,150

Total Independent Power and Renewable Electricity Producers				1,478,763

TOTAL UTILITIES				2,301,488

TOTAL CORPORATE BONDS & NOTES (Cost - $29,362,333)				29,897,871

SENIOR LOANS - 4.1%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.652%	2/22/24	1,000,000	993,021	(b)(c)(d)

See Notes to Schedule of Investments.

4

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 1.4%
Specialty Retail - 1.4%
PetSmart Inc., Term Loan B2	—	3/11/22	530,000		$515,557	(e)

TOTAL SENIOR LOANS (Cost - $1,472,439)					1,508,578

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 0.4%
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2 (1 mo. USD LIBOR + 4.000%) (Cost - $134,647)	6.404%	5/25/25	128,635		133,939	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $30,969,419)					31,540,388

SHORT-TERM INVESTMENTS - 8.7%
SOVEREIGN BONDS - 5.4%
Egypt Treasury Bills (Cost - $1,919,999)	1.687%	7/16/19	32,950,000	EGP	1,972,198	(g)

			SHARES
MONEY MARKET FUNDS - 3.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $1,206,410)	2.253%		1,206,410		1,206,410

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,126,409)					3,178,608

TOTAL INVESTMENTS - 94.7% (Cost - $34,095,828)					34,718,996
Other Assets in Excess of Liabilities - 5.3%					1,939,549

TOTAL NET ASSETS - 100.0%					$36,658,545

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	All or a portion of this loan is unfunded as of June 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

5

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
EGP	— Egyptian Pound
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,430,000	USD	884,876	HSBC Securities Inc.	7/11/19	$7,281
USD	377,675	BRL	1,530,000	HSBC Securities Inc.	7/11/19	(20,284)
USD	473,261	BRL	1,900,000	HSBC Securities Inc.	7/11/19	(20,937)
EUR	2,100,000	USD	2,389,144	Citibank N.A.	9/12/19	13,189
EUR	1,690,000	USD	1,930,791	JPMorgan Chase & Co.	9/12/19	2,515

Total						$(18,236)

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
USD	— United States Dollar

At June 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$350,000	6/20/21	0.319%	5.000% quarterly	$32,047	$32,036	$11
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/ 20)	715,000	6/20/21	0.892%	5.000% quarterly	57,050	50,980	6,070
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	230,000	6/20/22	0.644%	5.000% quarterly	29,047	28,785	262

See Notes to Schedule of Investments.

6

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Transocean Inc., 5.800%, due 10/15/22)	$385,000	6/20/21	2.579%	1.000% quarterly	$(11,556)	$(3,577)	$(7,979)
Citibank N.A. (Rite Aid Corp., 7.700%, due 2/15/27)	375,000	6/20/20	8.895%	5.000% quarterly	(13,467)	(816)	(12,651)
Goldman Sachs Group Inc. (Good-year Tire & Rubber Co., 5.000%, due 5/31/26)	670,000	6/20/22	1.207%	5.000% quarterly	73,101	78,775	(5,674)
JPMorgan Chase & Co. (AK Steel Corp., 7.000%, due 3/15/27)	360,000	6/20/20	1.921%	5.000% quarterly	10,729	13,740	(3,011)
JPMorgan Chase & Co. (United States Steel Corp., 6.650%, due 6/1/37)	350,000	6/20/21	1.493%	5.000% quarterly	23,703	27,454	(3,751)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	325,000	6/20/22	1.097%	1.000% quarterly	(913)	(15,063)	14,150
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	1.097%	1.000% quarterly	(1,433)	(23,652)	22,219

Total	$4,270,000				$198,308	$188,662	$9,646

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.32 Index	$3,550,000	6/20/24	5.000% quarterly	$269,552	$227,001	$42,551

See Notes to Schedule of Investments.

7

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

9

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$29,897,871	—	$29,897,871
Senior Loans	—	1,508,578	—	1,508,578
Collateralized Mortgage Obligations	—	133,939	—	133,939

Total Long-Term Investments	—	31,540,388	—	31,540,388

Short-Term Investments†:
Sovereign Bonds	—	1,972,198	—	1,972,198
Money Market Funds	$1,206,410	—	—	1,206,410

Total Short-Term Investments	1,206,410	1,972,198	—	3,178,608

Total Investments	$1,206,410	$33,512,586	—	$34,718,996

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$22,985	—	$22,985
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	225,677	—	225,677
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	42,551	—	42,551

Total Other Financial Instruments	—	$291,213	—	$291,213

Total	$1,206,410	$33,803,799	—	$35,010,209

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$41,221	—	$41,221
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	27,369	—	27,369

Total	—	$68,590	—	$68,590

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

11

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.3%
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 0.6%
Tower Bersama Infrastructure Tbk PT	3,269,300	$877,704	(a)

Interactive Media & Services - 6.7%
Tencent Holdings Ltd.	230,600	10,432,463	(a)

Internet & Direct Marketing Retail - 3.6%
Naspers Ltd., Class N Shares	23,086	5,608,375	(a)

Wireless Telecommunication Services - 0.6%
Turkcell Iletisim Hizmetleri AS	464,896	1,027,408	(a)

TOTAL COMMUNICATION SERVICES		17,945,950

CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.9%
Minth Group Ltd.	526,000	1,419,228	(a)

Automobiles - 2.8%
Brilliance China Automotive Holdings Ltd.	1,150,000	1,267,708	(a)
Maruti Suzuki India Ltd.	32,485	3,075,268	(a)

Total Automobiles		4,342,976

Hotels, Restaurants & Leisure - 0.9%
Genting Malaysia Bhd	1,860,200	1,458,855	(a)

Household Durables - 1.2%
MRV Engenharia e Participacoes SA	373,800	1,912,830

Internet & Direct Marketing Retail - 6.0%
Alibaba Group Holding Ltd., ADR	54,987	9,317,547	*

Textiles, Apparel & Luxury Goods - 3.1%
Titan Co. Ltd.	246,748	4,771,063	(a)

TOTAL CONSUMER DISCRETIONARY		23,222,499

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.8%
Robinsons Retail Holdings Inc.	849,265	1,226,685	(a)

Personal Products - 1.4%
LG Household & Health Care Ltd.	1,899	2,161,063	(a)

TOTAL CONSUMER STAPLES		3,387,748

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
CNOOC Ltd.	1,971,000	3,390,983	(a)
Cosan Ltd., Class A Shares	250,346	3,344,623	*
Lukoil PJSC, ADR	44,763	3,779,096	(a)

TOTAL ENERGY		10,514,702

See Notes to Schedule of Investments.

1

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 25.7%
Banks - 19.0%
Bank Rakyat Indonesia Persero Tbk PT	10,834,600	$3,344,795	(a)
Credicorp Ltd.	18,790	4,301,219
Grupo Financiero Banorte SAB de CV, Class O Shares	405,524	2,355,340
HDFC Bank Ltd., ADR	27,776	3,611,991
ICICI Bank Ltd., ADR	186,880	2,352,819
Industrial and Commercial Bank of China Ltd., Class H Shares	6,518,000	4,745,614	(a)
Kotak Mahindra Bank Ltd.	104,469	2,239,567	(a)
OTP Bank Nyrt	101,733	4,047,306	(a)
Sberbank of Russia PJSC, SP ADR	110,512	1,699,916	(a)
Sberbank of Russia PJSC, SP ADR	59,365	907,097

Total Banks		29,605,664

Insurance - 6.7%
AIA Group Ltd.	387,600	4,190,205	(a)
IRB Brasil Resseguros S/A	45,600	1,181,934
Ping An Insurance Group Co. of China Ltd., Class H Shares	422,000	5,079,082	(a)

Total Insurance		10,451,221

TOTAL FINANCIALS		40,056,885

HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.9%
St. Shine Optical Co. Ltd.	80,000	1,421,227	(a)

Health Care Providers & Services - 1.1%
Odontoprev SA	344,500	1,638,190

Pharmaceuticals - 1.5%
Aspen Pharmacare Holdings Ltd.	96,823	690,629	(a)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	554,000	1,679,232	(a)

Total Pharmaceuticals		2,369,861

TOTAL HEALTH CARE		5,429,278

INFORMATION TECHNOLOGY - 22.6%
Electronic Equipment, Instruments & Components - 4.1%
Delta Electronics Inc.	302,367	1,537,789	(a)
Largan Precision Co. Ltd.	11,000	1,367,908	(a)
Samsung SDI Co. Ltd.	8,989	1,842,321	(a)
Sunny Optical Technology Group Co. Ltd.	155,700	1,614,686	(a)

Total Electronic Equipment, Instruments & Components		6,362,704

IT Services - 1.9%
EPAM Systems Inc.	17,178	2,973,512	*

See Notes to Schedule of Investments.

2

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 9.1%
Globalwafers Co. Ltd.		125,000	$1,270,973	(a)
SK Hynix Inc.		49,016	2,952,681	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		253,139	9,915,455

Total Semiconductors & Semiconductor Equipment			14,139,109

Technology Hardware, Storage & Peripherals - 7.5%
Samsung Electronics Co. Ltd.		289,379	11,798,554	(a)

TOTAL INFORMATION TECHNOLOGY			35,273,879

MATERIALS - 7.2%
Chemicals - 4.6%
Asian Paints Ltd.		95,100	1,871,364	(a)
LG Chem Ltd.		13,078	4,026,868	(a)
Mexichem SAB de CV		605,925	1,275,698

Total Chemicals			7,173,930

Construction Materials - 1.3%
UltraTech Cement Ltd.		31,033	2,048,194	(a)

Metals & Mining - 1.3%
Southern Copper Corp.		53,317	2,071,366

TOTAL MATERIALS			11,293,490

UTILITIES - 1.9%
Gas Utilities - 1.9%
China Gas Holdings Ltd.		782,200	2,903,434	(a)

TOTAL COMMON STOCKS (Cost - $143,303,603)			150,027,865

	RATE
PREFERRED STOCKS - 2.0%
FINANCIALS - 2.0%
Banks - 2.0%
Itau Unibanco Holding SA (Cost - $2,862,387)	3.970%	330,287	3,114,544

TOTAL INVESTMENTS - 98.3% (Cost - $146,165,990)			153,142,409
Other Assets in Excess of Liabilities - 1.7%			2,709,485

TOTAL NET ASSETS - 100.0%			$155,851,894

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective March 8, 2019, the Fund’s classification changed from diversified to non-diversified. The Fund may invest in companies domiciled in any country that the subadviser believes to be appropriate to the Fund’s investment objective. Subject to the Fund’s 80% investment policy, the Fund may invest a substantial amount of assets (i.e. more than 25%) in issuers located in a single country or a limited number of countries, but will always be invested in or have exposure to no less than three different emerging market countries. The Fund may invest in securities denominated in foreign currencies or in U.S. dollars.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

4

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

5

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$11,230,377	$11,992,122	—	$23,222,499
Energy	3,344,623	7,170,079	—	10,514,702
Financials	14,710,400	25,346,485	—	40,056,885
Health Care	1,638,190	3,791,088	—	5,429,278
Information Technology	12,888,967	22,384,912	—	35,273,879
Materials	3,347,064	7,946,426	—	11,293,490
Other Common Stocks	—	24,237,132	—	24,237,132
Preferred Stocks	3,114,544	—	—	3,114,544

Total Investments	$50,274,165	$102,868,244	—	$153,142,409

†	See Schedule of Investments for additional detailed categorizations.

6

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.4%
COMMUNICATION SERVICES - 6.8%
Entertainment - 1.4%
CTS Eventim AG & Co. KGaA	4,800	$223,377	(a)
IMAX Corp.	8,800	177,760	*(b)
Viacom Inc., Class B Shares	6,400	191,168	(b)

Total Entertainment		592,305

Interactive Media & Services - 2.1%
Auto Trader Group PLC	40,500	282,260	(a)
Kakaku.Com Inc.	6,700	129,687	(a)
Rightmove PLC	31,700	215,396	(a)
TripAdvisor Inc.	4,800	222,192	*(b)

Total Interactive Media & Services		849,535

Media - 3.3%
CBS Corp., Class B Shares, Non Voting Shares	2,900	144,710	(b)
Corus Entertainment Inc.	26,000	121,904
Fuji Media Holdings	8,900	124,256	(a)
Mediaset Espana Comunicacion SA	28,000	203,865	(a)
Nexstar Broadcasting Group Inc.	1,500	151,500	(b)
Omnicom Group Inc.	2,400	196,680	(b)
Pearson PLC	20,000	208,396	(a)
Sinclair Broadcast Group Inc., Class A Shares	4,000	214,520	(b)

Total Media		1,365,831

TOTAL COMMUNICATION SERVICES		2,807,671

CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.9%
Cie Generale des Etablissements Michelin SCA	1,979	251,071	(a)
Magna International Inc.	4,500	223,909
Stanley Electric Co. Ltd.	7,500	184,901	(a)
TS Tech Co. Ltd.	5,400	147,564	(a)

Total Auto Components		807,445

Automobiles - 0.9%
Honda Motor Co. Ltd.	6,300	163,184	(a)
Subaru Corp.	8,300	202,211	(a)

Total Automobiles		365,395

Hotels, Restaurants & Leisure - 1.9%
Betsson AB	13,000	79,599	(a)
BJ’s Restaurants Inc.	2,500	109,850	(b)
EI Group PLC	56,000	139,997	*(a)
Evolution Gaming Group AB	8,990	177,955	(a)
Yum! Brands Inc.	2,600	287,742	(b)

Total Hotels, Restaurants & Leisure		795,143

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Household Durables - 3.1%
Barratt Developments PLC	31,000	$225,697	(a)
Bellway PLC	5,363	189,695	(a)
Berkeley Group Holdings PLC	4,324	205,076	(a)
Forbo Holding AG	140	247,500	(a)
Redrow PLC	27,063	187,196	(a)
Taylor Wimpey PLC	114,116	228,633	(a)

Total Household Durables		1,283,797

Internet & Direct Marketing Retail - 0.5%
Booking Holdings Inc.	100	187,471	*(b)

Leisure Products - 0.4%
Bandai Namco Holdings	3,100	150,739	(a)

Multiline Retail - 0.5%
Next PLC	3,242	227,537	(a)

Specialty Retail - 2.6%
Advance Auto Parts Inc.	900	138,726	(b)
Best Buy Co. Inc.	2,602	181,437	(b)
Designer Brands Inc., Class A Shares	7,187	137,775	(b)
Dunelm Group PLC	9,300	108,660	(a)
Home Depot Inc.	941	195,700	(b)
Tractor Supply Co.	1,600	174,080	(b)
Urban Outfitters Inc.	6,535	148,671	*(b)

Total Specialty Retail		1,085,049

Textiles, Apparel & Luxury Goods - 2.6%
adidas AG	834	257,476	(a)
Deckers Outdoor Corp.	1,799	316,570	*(b)
Kering SA	450	266,195	(a)
Under Armour Inc., Class A Shares	10,000	253,500	*(b)

Total Textiles, Apparel & Luxury Goods		1,093,741

TOTAL CONSUMER DISCRETIONARY		5,996,317

CONSUMER STAPLES - 4.5%
Beverages - 0.9%
Boston Beer Co. Inc., Class A Shares	570	215,323	*(b)
Monster Beverage Corp.	2,600	165,958	*(b)

Total Beverages		381,281

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Food & Staples Retailing - 1.2%
Colruyt SA	2,799	$162,431	(a)
Koninklijke Ahold Delhaize NV	8,911	200,414	(a)
Sundrug Co. Ltd.	5,800	157,170	(a)

Total Food & Staples Retailing		520,015

Food Products - 0.8%
Archer-Daniels-Midland Co.	5,100	208,080	(b)
Calbee Inc.	4,500	121,265	(a)

Total Food Products		329,345

Personal Products - 1.6%
Herbalife Nutrition Ltd.	3,400	145,384	*(b)
Medifast Inc.	1,200	153,960	(b)
Unilever NV, CVA	4,000	243,656	(a)
USANA Health Sciences Inc.	1,400	111,202	*(b)

Total Personal Products		654,202

TOTAL CONSUMER STAPLES		1,884,843

ENERGY - 6.1%
Energy Equipment & Services - 1.3%
Petrofac Ltd.	28,000	152,922	(a)
Precision Drilling Corp.	72,300	135,816	*
SBM Offshore NV	12,404	240,110	(a)

Total Energy Equipment & Services		528,848

Oil, Gas & Consumable Fuels - 4.8%
Canadian Natural Resources Ltd.	4,550	122,684
ConocoPhillips	2,700	164,700	(b)
DNO ASA	80,000	145,462	(a)
Eni SpA	14,590	241,674	(a)
Idemitsu Kosan Co. Ltd.	5,500	167,213	(a)
Imperial Oil Ltd.	9,360	259,168
Repsol SA	14,297	224,129	(a)
Royal Dutch Shell PLC, Class A Shares	3,154	103,277	(a)
Saras SpA	85,000	127,766	(a)
Suncor Energy Inc.	7,300	227,716
Valero Energy Corp.	2,623	224,555	(b)

Total Oil, Gas & Consumable Fuels		2,008,344

TOTAL ENERGY		2,537,192

FINANCIALS - 9.8%
Banks - 3.2%
Banco Bilbao Vizcaya Argentaria SA	41,500	232,076	(a)
Bankinter SA	28,701	197,731	(a)
BPER Banca	30,000	122,227	(a)
Fifth Third Bancorp	7,400	206,460	(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
Lloyds Banking Group PLC	300,000	$216,043	(a)
Resona Holdings Inc.	30,000	125,370	(a)
Toronto-Dominion Bank	3,500	204,513

Total Banks		1,304,420

Capital Markets - 0.7%
AllianceBernstein Holding LP	5,000	148,600	(b)
CI Financial Corp.	9,000	146,661

Total Capital Markets		295,261

Consumer Finance - 1.1%
Ally Financial Inc.	8,000	247,920	(b)
Capital One Financial Corp.	2,300	208,702	(b)

Total Consumer Finance		456,622

Diversified Financial Services - 0.2%
Financial Products Group Co. Ltd.	12,000	99,389	(a)

Insurance - 4.6%
Aegon NV	47,683	237,419	(a)
Allianz SE, Registered Shares	900	216,914	(a)
ASR Nederland NV	5,240	213,319	(a)
Aviva PLC	45,605	241,887	(a)
Great-West Lifeco Inc.	7,300	168,069
Hartford Financial Services Group Inc.	3,000	167,160	(b)
Manulife Financial Corp.	14,000	254,439
MetLife Inc.	4,500	223,515	(b)
T&D Holdings Inc.	17,500	190,870	(a)

Total Insurance		1,913,592

TOTAL FINANCIALS		4,069,284

HEALTH CARE - 6.8%
Biotechnology - 0.4%
Regeneron Pharmaceuticals Inc.	500	156,500	*(b)

Health Care Equipment & Supplies - 0.5%
Masimo Corp.	1,300	193,466	*(b)

Health Care Providers & Services - 1.8%
Cardinal Health Inc.	3,800	178,980	(b)
Chemed Corp.	500	180,420	(b)
McKesson Corp.	1,400	188,146	(b)
Medipal Holdings Corp.	5,000	110,594	(a)
Ship Healthcare Holdings Inc.	2,500	108,046	(a)

Total Health Care Providers & Services		766,186

Health Care Technology - 0.6%
Veeva Systems Inc., Class A Shares	1,573	254,999	*(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.5%
ICON PLC	1,300	$200,161	*(b)

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	4,000	181,400	(b)
Hikma Pharmaceuticals PLC	11,126	244,013	(a)
Novo Nordisk A/S, Class B Shares	3,600	183,635	(a)
Roche Holding AG	800	225,093	(a)
Shionogi & Co. Ltd.	3,500	202,096	(a)
Taro Pharmaceutical Industries Ltd.	2,300	196,466	(b)

Total Pharmaceuticals		1,232,703

TOTAL HEALTH CARE		2,804,015

INDUSTRIALS - 16.8%
Aerospace & Defense - 0.6%
Dassault Aviation SA	162	233,302	(a)

Air Freight & Logistics - 0.5%
Expeditors International of Washington Inc.	2,600	197,236	(b)

Airlines - 1.2%
Air Canada	10,000	303,081	*
Southwest Airlines Co.	3,500	177,730	(b)

Total Airlines		480,811

Building Products - 0.3%
Sanwa Holdings Corp.	12,500	134,721	(a)

Construction & Engineering - 2.0%
ACS Actividades de Construccion y Servicios SA	6,031	240,810	(a)
Hazama Ando Corp.	37,000	247,979	(a)
Kandenko Co. Ltd.	17,800	148,938	(a)
Tokyu Construction Co. Ltd.	26,500	179,440	(a)

Total Construction & Engineering		817,167

Electrical Equipment - 1.1%
Nippon Carbon Co. Ltd.	5,000	192,349	(a)
Signify NV	9,365	276,897	(a)

Total Electrical Equipment		469,246

Machinery - 3.7%
Atlas Copco AB, Class A Shares	6,000	191,800	(a)
Cummins Inc.	1,130	193,614	(b)
DMG Mori Co. Ltd.	14,600	234,891	(a)
Dover Corp.	1,700	170,340	(b)
JTEKT Corp.	16,700	203,212	(a)
Meidensha Corp.	9,000	141,138	(a)
Mitsui E&S Holdings Co. Ltd.	20,700	191,396	*(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Machinery - (continued)
Takeuchi Manufacturing Co. Ltd.	6,800	$122,146	(a)
Vesuvius PLC	15,459	107,971	(a)

Total Machinery		1,556,508

Professional Services - 2.4%
FTI Consulting Inc.	1,500	125,760	*(b)
Insperity Inc.	2,000	244,280	(b)
Meitec Corp	4,400	227,477	(a)
Robert Half International Inc.	4,000	228,040	(b)
TriNet Group Inc.	2,500	169,500	*(b)

Total Professional Services		995,057

Road & Rail - 0.7%
Landstar System Inc.	1,100	118,789	(b)
TFI International Inc.	5,200	157,364

Total Road & Rail		276,153

Trading Companies & Distributors - 4.0%
Ashtead Group PLC	9,191	263,609	(a)
Hanwa Co. Ltd.	4,800	129,574	(a)
Howden Joinery Group PLC	24,207	155,872	(a)
ITOCHU Corp.	10,500	201,000	(a)
Marubeni Corp.	33,600	222,927	(a)
Mitsubishi Corp.	9,000	237,591	(a)
Mitsui & Co. Ltd.	14,000	228,348	(a)
Sojitz Corp.	72,100	231,998	(a)

Total Trading Companies & Distributors		1,670,919

Transportation Infrastructure - 0.3%
Kamigumi Co. Ltd.	5,500	130,386	(a)

TOTAL INDUSTRIALS		6,961,506

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.6%
Cisco Systems Inc.	4,400	240,812	(b)
F5 Networks Inc.	1,006	146,504	*(b)
Telefonaktiebolaget LM Ericsson, Class B Shares	28,010	265,823	(a)

Total Communications Equipment		653,139

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	1,874	208,014	(b)
Fabrinet	2,200	109,274	*(b)
Nippon Electric Glass Co. Ltd.	4,400	111,741	(a)

Total Electronic Equipment, Instruments & Components		429,029

IT Services - 0.3%
Appen Ltd.	6,400	126,310	(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	1,364	$285,167	(a)
Dialog Semiconductor PLC	5,908	238,336	*(a)
NXP Semiconductors NV	2,400	234,264	(b)

Total Semiconductors & Semiconductor Equipment		757,767

Software - 3.6%
Check Point Software Technologies Ltd.	2,129	246,134	*(b)
Citrix Systems Inc.	2,300	225,722	(b)
CyberArk Software Ltd.	1,900	242,896	*(b)
Fortinet Inc.	3,000	230,490	*(b)
Progress Software Corp.	5,607	244,577	(b)
Proofpoint Inc.	1,300	156,325	*(b)
SimCorp A/S	1,300	125,728	(a)

Total Software		1,471,872

Technology Hardware, Storage & Peripherals - 0.6%
Brother Industries Ltd.	13,900	263,294	(a)

TOTAL INFORMATION TECHNOLOGY		3,701,411

MATERIALS - 12.0%
Chemicals - 4.5%
CF Industries Holdings Inc.	3,500	163,485	(b)
Eastman Chemical Co.	2,500	194,575	(b)
Incitec Pivot Ltd.	85,000	203,715	(a)
Lintec Corp.	9,400	196,345	(a)
Methanex Corp.	4,100	186,129
Mitsubishi Gas Chemical Co. Inc.	6,500	86,894	(a)
Nitto Denko Corp.	3,700	182,228	(a)
Trinseo SA	2,900	122,786	(b)
Ube Industries Ltd.	11,700	243,382	(a)
Zeon Corp.	24,800	276,395	(a)

Total Chemicals		1,855,934

Metals & Mining - 6.4%
Anglo American PLC	6,000	171,625	(a)
B2Gold Corp.	75,000	227,941	*
BHP Group PLC	9,400	239,911	(a)
BlueScope Steel Ltd.	16,000	135,817	(a)
Centerra Gold Inc.	28,000	197,136	*
Evraz PLC	19,000	161,086	(a)
Glencore PLC	73,600	256,108	(a)
Hudbay Minerals Inc.	38,600	208,983
JFE Holdings Inc.	11,000	161,932	(a)
Mitsubishi Materials Corp.	4,400	125,441	(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
South32 Ltd.	100,000	$223,490	(a)
Steel Dynamics Inc.	5,000	151,000	(b)
Teck Resources Ltd., Class B Shares	7,500	173,075
Tokyo Steel Manufacturing Co. Ltd.	14,000	106,020	(a)
Warrior Met Coal Inc.	4,600	120,152	(b)

Total Metals & Mining		2,659,717

Paper & Forest Products - 1.1%
Norbord Inc.	9,400	232,999
West Fraser Timber Co. Ltd.	5,100	232,500

Total Paper & Forest Products		465,499

TOTAL MATERIALS		4,981,150

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Artis Real Estate Investment Trust	31,500	279,749
Granite Real Estate Investment Trust	4,200	193,362
Northview Apartment Real Estate Investment Trust	11,900	244,443
Senior Housing Properties Trust	10,000	82,700	(b)

Total Equity Real Estate Investment Trusts (REITs)		800,254

Real Estate Management & Development - 2.1%
Nomura Real Estate Holdings Inc.	9,000	193,770	(a)
TAG Immobilien AG	11,000	254,216	(a)
TLG Immobilien AG	7,000	205,004	(a)
Vonovia SE	4,000	191,033	(a)

Total Real Estate Management & Development		844,023

TOTAL REAL ESTATE		1,644,277

UTILITIES - 3.3%
Electric Utilities - 1.9%
Chubu Electric Power Co. Inc.	8,800	123,580	(a)
Edison International	3,100	208,971	(b)
Fortum oyj	8,000	176,810	(a)
Hokkaido Electric Power Co. Inc.	19,000	106,428	(a)
Tohoku Electric Power Co. Inc.	18,900	191,435	(a)

Total Electric Utilities		807,224

Independent Power and Renewable Electricity Producers - 1.4%
Atlantica Yield PLC	9,000	204,030	(b)
Drax Group PLC	51,814	171,235	(a)
Northland Power Inc.	9,800	190,829

Total Independent Power and Renewable Electricity Producers		566,094

TOTAL UTILITIES		1,373,318

TOTAL COMMON STOCKS (Cost - $38,122,761)		38,760,984

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		EXPIRATION DATE	RIGHTS	VALUE
RIGHTS - 0.0%
Repsol SA (Cost - $8,091)		7/12/19	14,297	$7,930	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $38,130,852)				38,768,914

	RATE		SHARES
SHORT-TERM INVESTMENTS - 5.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,164,184)	2.228%		2,164,184	2,164,184

TOTAL INVESTMENTS - 98.6% (Cost - $40,295,036)				40,933,098
Other Assets in Excess of Liabilities - 1.4%				580,419

TOTAL NET ASSETS - 100.0%				$41,513,517

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

Abbreviation used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (93.6)%
COMMON STOCKS - (93.6)%
COMMUNICATION SERVICES - (6.9)%
Diversified Telecommunication Services - (2.2)%
BT Group PLC	(67,900)	$(169,723	)(a)
Cellnex Telecom SA	(7,054)	(261,128	)(a)
Iliad SA	(1,171)	(131,800	)(a)
Masmovil Ibercom SA	(6,000)	(133,733	)*(a)
TPG Telecom Ltd.	(26,000)	(117,655	)(a)
Vonage Holdings Corp.	(12,000)	(135,960	)*

Total Diversified Telecommunication Services		(949,999)

Entertainment - (1.3)%
Modern Times Group MTG AB, Class B Shares	(16,302)	(182,594	)*(a)
Nexon Co. Ltd.	(11,300)	(164,050	)*(a)
Square Enix Holdings Co. Ltd.	(6,000)	(192,790	)(a)

Total Entertainment		(539,434)

Interactive Media & Services - (0.3)%
LINE Corp.	(4,600)	(128,847	)*(a)

Media - (2.7)%
Axel Springer SE	(3,599)	(253,725	)(a)
Cogeco Communications Inc.	(1,800)	(129,452)
CyberAgent Inc.	(4,100)	(149,014	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Media - (continued)
Informa PLC	(15,000)	$(159,245	)(a)
News Corp., Class A Shares	(9,000)	(121,410)
ProSiebenSat.1 Media SE	(6,500)	(102,109	)(a)
Vector Inc.	(21,400)	(204,565	)*(a)

Total Media		(1,119,520)

Wireless Telecommunication Services - (0.4)%
Tele2 AB, Class B Shares	(10,500)	(153,350	)(a)

TOTAL COMMUNICATION SERVICES		(2,891,150)

CONSUMER DISCRETIONARY - (14.2)%
Auto Components - (0.4)%
Valeo SA	(4,800)	(156,144	)(a)

Automobiles - (0.7)%
Daimler AG	(3,153)	(175,410	)(a)
Mitsubishi Motors Corp.	(25,000)	(120,119	)(a)

Total Automobiles		(295,529)

Diversified Consumer Services - (0.3)%
Service Corp. International	(3,000)	(140,340)

Hotels, Restaurants & Leisure - (5.8)%
Caesars Entertainment Corp.	(17,600)	(208,032	)*
Eldorado Resorts Inc.	(3,100)	(142,817	)*
Elior Group SA	(6,887)	(94,882	)(a)
GVC Holdings PLC	(24,843)	(205,661	)(a)
International Game Technology PLC	(12,000)	(155,640)
MGM Resorts International	(6,400)	(182,848)
Oriental Land Co. Ltd.	(2,100)	(260,364	)(a)
Penn National Gaming Inc.	(5,000)	(96,300	)*
Restaurant Group PLC	(65,000)	(109,041	)(a)
SSP Group PLC	(10,952)	(95,529	)(a)
Stars Group Inc. (The)	(8,700)	(148,482	)*
Tabcorp Holdings Ltd.	(60,356)	(188,843	)(a)
TUI AG	(16,500)	(161,865	)(a)
Whitbread PLC	(3,919)	(230,529	)(a)
Zensho Holdings Co. Ltd.	(7,000)	(142,444	)(a)

Total Hotels, Restaurants & Leisure		(2,423,277)

Household Durables - (1.0)%
Husqvarna AB	(26,565)	(248,495	)(a)
Sharp Corp.	(14,300)	(157,510	)(a)

Total Household Durables		(406,005)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - (2.9)%
Delivery Hero SE	(3,600)	$(163,292	)*(a)
Farfetch Ltd., Class A Shares	(6,000)	(124,800	)*
GrubHub Inc.	(1,800)	(140,382	)*
Just Eat PLC	(18,000)	(142,937	)*(a)
Ocado Group PLC	(14,800)	(219,366	)*(a)
Rakuten Inc.	(22,400)	(267,135	)(a)
Zalando SE	(4,470)	(198,332	)*(a)

Total Internet & Direct Marketing Retail		(1,256,244)

Leisure Products - (1.7)%
Brunswick Corp.	(2,400)	(110,136)
Callaway Golf Co.	(7,000)	(120,120)
Shimano Inc.	(800)	(118,869	)(a)
Spin Master Corp.	(4,000)	(115,673	)*
Yamaha Corp.	(4,000)	(190,454	)(a)

Total Leisure Products		(655,252)

Specialty Retail - (0.5)%
National Vision Holdings Inc.	(2,500)	(76,825	)*
Penske Automotive Group Inc.	(2,800)	(132,440)

Total Specialty Retail		(209,265)

Textiles, Apparel & Luxury Goods - (0.9)%
Cie Financiere Richemont SA, Registered Shares	(1,800)	(152,773	)(a)
EssilorLuxottica SA	(1,673)	(218,692	)(a)

Total Textiles, Apparel & Luxury Goods		(371,465)

TOTAL CONSUMER DISCRETIONARY		(5,913,521)

CONSUMER STAPLES - (4.7)%
Beverages - (0.7)%
Coca-Cola Bottlers Japan Holdings Inc.	(4,100)	(104,058	)(a)
Keurig Dr Pepper Inc.	(5,700)	(164,730)

Total Beverages		(268,788)

Food & Staples Retailing - (0.6)%
J Sainsbury PLC	(58,000)	(144,334	)(a)
Woolworths Group Ltd.	(5,300)	(123,844	)(a)

Total Food & Staples Retailing		(268,178)

Food Products - (2.3)%
Conagra Brands Inc.	(5,600)	(148,512)
Cranswick PLC	(3,000)	(98,754	)(a)
Hain Celestial Group Inc.	(5,000)	(109,500	)*
JM Smucker Co.	(1,500)	(172,785)
Kerry Group PLC, Class A Shares	(1,500)	(179,104	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Food Products - (continued)
Kraft Heinz Co.	(4,200)	$(130,368)
Premium Brands Holdings Corp.	(2,000)	(136,703)

Total Food Products		(975,726)

Personal Products - (1.1)%
Coty Inc., Class A Shares	(15,025)	(201,335)
Ontex Group NV	(4,745)	(76,417	)(a)
Shiseido Co. Ltd.	(2,100)	(158,608	)(a)

Total Personal Products		(436,360)

TOTAL CONSUMER STAPLES		(1,949,052)

ENERGY - (6.2)%
Energy Equipment & Services - (1.3)%
Baker Hughes a GE Co.	(5,500)	(135,465)
Cactus Inc., Class A Shares	(3,400)	(112,608	)*
Core Laboratories NV	(1,358)	(70,996)
KLX Energy Services Holdings Inc.	(3,100)	(63,333	)*
McDermott International Inc.	(12,900)	(124,614	)*

Total Energy Equipment & Services		(507,016)

Oil, Gas & Consumable Fuels - (4.9)%
Cairn Energy PLC	(74,306)	(163,910	)*(a)
Cheniere Energy Inc.	(2,100)	(143,745	)*
Chesapeake Energy Corp.	(59,000)	(115,050	)*
Concho Resources Inc.	(1,100)	(113,498)
Inter Pipeline Ltd.	(7,500)	(116,662)
Magnolia Oil & Gas Corp.	(15,800)	(182,964	)*
Matador Resources Co.	(6,675)	(132,699	)*
ONEOK Inc.	(2,400)	(165,144)
Pembina Pipeline Corp.	(5,705)	(212,377)
Targa Resources Corp	(4,100)	(160,966)
TC Energy Corp.	(4,700)	(232,999)
Western Midstream Partners LP	(4,000)	(123,080)
Williams Cos. Inc.	(5,600)	(157,024)

Total Oil, Gas & Consumable Fuels		(2,020,118)

TOTAL ENERGY		(2,527,134)

FINANCIALS - (9.7)%
Banks - (2.8)%
Atlantic Union Bankshares Corp.	(2,800)	(98,924)
Banco Santander SA, ADR	(37,000)	(169,460)
Commonwealth Bank of Australia	(2,400)	(139,688	)(a)
First Financial Bankshares Inc.	(4,000)	(123,160)
First Republic Bank	(1,200)	(117,180)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
HSBC Holdings PLC	(29,000)	$(241,949	)(a)
Independent Bank Group Inc.	(2,000)	(109,920)
Metro Bank PLC	(4,346)	(29,143	)*(a)
United Bankshares Inc.	(3,300)	(122,397)

Total Banks		(1,151,821)

Capital Markets - (3.8)%
ASX Ltd.	(2,400)	(139,105	)(a)
Brookfield Asset Management Inc., Class A Shares	(2,700)	(129,006)
Brookfield Asset Management Inc., Class A Shares	(4,000)	(191,363)
CME Group Inc.	(1,150)	(223,226)
Credit Suisse Group AG	(13,358)	(160,284	)(a)
Deutsche Bank AG	(22,765)	(175,477	)(a)
London Stock Exchange Group PLC	(3,000)	(209,021	)(a)
MarketAxess Holdings Inc.	(792)	(254,565)
SBI Holdings Inc.	(5,000)	(124,079	)(a)

Total Capital Markets		(1,606,126)

Diversified Financial Services - (0.6)%
Challenger Ltd.	(16,153)	(75,481	)(a)
GRENKE AG	(1,600)	(171,748	)(a)

Total Diversified Financial Services		(247,229)

Insurance - (2.2)%
Arthur J Gallagher & Co.	(1,300)	(113,867)
Brown & Brown Inc.	(5,000)	(167,500)
Cincinnati Financial Corp.	(1,600)	(165,872)
Marsh & McLennan Cos. Inc.	(1,700)	(169,575)
Sony Financial Holdings Inc.	(6,500)	(156,481	)(a)
Tryg A/S	(4,300)	(139,777	)(a)

Total Insurance		(913,072)

Thrifts & Mortgage Finance - (0.3)%
LendingTree Inc.	(340)	(142,810	)*

TOTAL FINANCIALS		(4,061,058)

HEALTH CARE - (6.8)%
Biotechnology - (0.4)%
Grifols SA, ADR	(7,400)	(156,140)

Health Care Equipment & Supplies - (1.9)%
Asahi Intecc Co. Ltd.	(8,200)	(202,740	)(a)
AxoGen Inc.	(4,000)	(79,200	)*
Becton Dickinson and Co.	(750)	(189,007)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Cantel Medical Corp.	(1,500)	$(120,960)
Sartorius AG	(800)	(164,015	)(a)

Total Health Care Equipment & Supplies		(755,922)

Health Care Providers & Services - (1.2)%
Fresenius SE & Co. KGaA	(3,332)	(180,516	)(a)
Quest Diagnostics Inc.	(1,800)	(183,258)
Sonic Healthcare Ltd.	(8,000)	(152,456	)(a)

Total Health Care Providers & Services		(516,230)

Health Care Technology - (0.9)%
Allscripts Healthcare Solutions Inc.	(10,000)	(116,300	)*
M3 Inc.	(7,400)	(135,604	)(a)
Tabula Rasa HealthCare Inc.	(2,200)	(109,846	)*

Total Health Care Technology		(361,750)

Life Sciences Tools & Services - (0.8)%
Lonza Group AG	(465)	(156,926	)(a)
QIAGEN NV	(3,700)	(150,310	)*(a)

Total Life Sciences Tools & Services		(307,236)

Pharmaceuticals - (1.6)%
Amneal Pharmaceuticals Inc.	(7,400)	(53,058	)*
Bayer AG, Registered Shares	(2,100)	(145,865	)(a)
MyoKardia Inc.	(2,000)	(100,280	)*
Sanofi, ADR	(4,500)	(194,715)
Takeda Pharmaceutical Co. Ltd., ADR	(10,000)	(177,000)

Total Pharmaceuticals		(670,918)

TOTAL HEALTH CARE		(2,768,196)

INDUSTRIALS - (16.4)%
Aerospace & Defense - (1.2)%
BWX Technologies Inc.	(4,300)	(224,030)
Rolls-Royce Holdings PLC	(12,000)	(128,408	)(a)
Rolls-Royce Holdings PLC	(852,000)	(1,082	)*(a)
Saab AB, Class B Shares	(4,649)	(151,305	)(a)

Total Aerospace & Defense		(504,825)

Air Freight & Logistics - (1.0)%
Bollore SA	(48,053)	(212,031	)(a)
Cargojet Inc.	(3,500)	(224,932)

Total Air Freight & Logistics		(436,963)

Building Products - (0.3)%
TOTO Ltd.	(3,300)	(130,695	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (1.5)%
Babcock International Group PLC	(18,000)	$(104,758	)(a)
Elis SA	(12,114)	(219,735	)(a)
Stericycle Inc.	(2,500)	(119,375	)*
Waste Connections Inc.	(1,800)	(171,952)

Total Commercial Services & Supplies		(615,820)

Construction & Engineering - (0.4)%
Balfour Beatty PLC	(57,586)	(177,224	)(a)

Electrical Equipment - (1.9)%
Melrose Industries PLC	(84,241)	(193,892	)(a)
Nidec Corp.	(1,600)	(219,556	)(a)
Prysmian SpA	(8,406)	(173,486	)(a)
Sanyo Denki Co. Ltd.	(2,200)	(88,464	)(a)
TKH Group NV	(1,900)	(117,866	)(a)

Total Electrical Equipment		(793,264)

Industrial Conglomerates - (0.6)%
DCC PLC	(1,500)	(134,108	)(a)
Keihan Holdings Co. Ltd.	(3,000)	(130,923	)(a)

Total Industrial Conglomerates		(265,031)

Machinery - (3.3)%
ANDRITZ AG	(2,100)	(79,160	)(a)
Daifuku Co. Ltd.	(2,500)	(141,072	)(a)
FANUC Corp.	(1,100)	(204,198	)(a)
Makita Corp.	(4,800)	(163,546	)(a)
MISUMI Group Inc.	(9,700)	(244,414	)(a)
SMC Corp.	(470)	(175,966	)(a)
Weir Group PLC	(11,518)	(226,255	)(a)
Xylem Inc.	(1,800)	(150,552)

Total Machinery		(1,385,163)

Marine - (0.3)%
Kuehne + Nagel International AG	(900)	(133,605	)(a)

Professional Services - (1.3)%
Capita PLC	(120,000)	(160,720	)*(a)
Equifax Inc.	(1,200)	(162,288)
Morneau Shepell Inc.	(9,900)	(223,545)

Total Professional Services		(546,553)

Road & Rail - (1.8)%
Keio Corp.	(1,900)	(125,139	)(a)
Kintetsu Group Holdings Co. Ltd., Class L Shares	(3,500)	(167,759	)(a)
Kyushu Railway Co.	(4,000)	(116,819	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Odakyu Electric Railway Co. Ltd.	(7,500)	$(183,764	)(a)
Tokyu Corp.	(10,500)	(186,036	)(a)

Total Road & Rail		(779,517)

Trading Companies & Distributors - (0.4)%
Trusco Nakayama Corp.	(8,400)	(180,320	)(a)

Transportation Infrastructure - (2.4)%
Aeroports de Paris	(850)	(150,008	)(a)
Auckland International Airport Ltd.	(44,039)	(291,758	)(a)
Japan Airport Terminal Co. Ltd.	(5,500)	(235,792	)(a)
Transurban Group	(26,095)	(270,365	)(a)

Total Transportation Infrastructure		(947,923)

TOTAL INDUSTRIALS		(6,896,903)

INFORMATION TECHNOLOGY - (9.0)%
Communications Equipment - (0.5)%
Nokia oyj	(42,000)	(208,713	)(a)

Electronic Equipment, Instruments & Components - (1.5)%
Keyence Corp.	(350)	(215,089	)(a)
nLight Inc.	(6,200)	(119,040	)*
Spectris PLC	(4,100)	(149,999	)(a)
Taiyo Yuden Co. Ltd.	(5,800)	(107,648	)(a)

Total Electronic Equipment, Instruments & Components		(591,776)

IT Services - (2.1)%
Digital Garage Inc.	(3,000)	(95,444	)(a)
InterXion Holding NV	(3,742)	(284,729	)*
NEXTDC Ltd.	(40,891)	(186,471	)*(a)
Perspecta Inc.	(5,500)	(128,755)
Worldline SA	(2,100)	(152,848	)*(a)

Total IT Services		(848,247)

Semiconductors & Semiconductor Equipment - (3.2)%
Disco Corp.	(800)	(131,966	)(a)
Entegris Inc.	(3,500)	(130,620)
Infineon Technologies AG	(10,740)	(189,798	)(a)
Marvell Technology Group Ltd.	(9,500)	(226,765)
Microchip Technology Inc.	(2,000)	(173,400)
Mitsui High-Tec Inc.	(10,700)	(117,880	)(a)
SCREEN Holdings Co. Ltd.	(3,000)	(125,902	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
u-blox Holding AG	(1,376)	$(116,866	)(a)
Ultra Clean Holdings Inc.	(10,000)	(139,200	)*

Total Semiconductors & Semiconductor Equipment		(1,352,397)

Software - (1.5)%
2U Inc.	(2,185)	(82,243	)*
BlackBerry Ltd.	(15,500)	(115,521	)*
Guidewire Software Inc.	(1,700)	(172,346	)*
PTC Inc.	(1,400)	(125,664	)*
Talend SA, ADR	(3,000)	(115,770	)*

Total Software		(611,544)

Technology Hardware, Storage & Peripherals - (0.2)%
S&T AG	(4,300)	(100,138	)(a)

TOTAL INFORMATION TECHNOLOGY		(3,712,815)

MATERIALS - (12.2)%
Chemicals - (6.8)%
Chr Hansen Holding A/S	(1,100)	(103,433	)(a)
Ecolab Inc.	(950)	(187,568)
Elementis PLC	(99,877)	(180,058	)(a)
Givaudan SA	(74)	(208,931	)(a)
Hitachi Chemical Co. Ltd.	(4,600)	(125,120	)(a)
Ingevity Corp.	(1,400)	(147,238	)*
International Flavors & Fragrances Inc.	(1,500)	(217,635)
Linde PLC	(950)	(190,760)
Nippon Paint Holdings Co. Ltd.	(5,900)	(229,418	)(a)
Nufarm Ltd.	(25,000)	(72,117	)(a)
Scapa Group PLC	(40,000)	(94,560	)(a)
Sika AG	(1,400)	(238,953	)(a)
Symrise AG	(2,100)	(202,073	)(a)
Taiyo Nippon Sanso Corp.	(12,700)	(269,254	)(a)
Umicore SA	(4,652)	(149,575	)(a)
Victrex PLC	(6,000)	(165,572	)(a)

Total Chemicals		(2,782,265)

Construction Materials - (0.6)%
James Hardie Industries PLC	(9,000)	(118,391	)(a)
Summit Materials Inc., Class A Shares	(7,004)	(134,827	)*

Total Construction Materials		(253,218)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Containers & Packaging - (0.8)%
DS Smith PLC	(39,300)	$(181,616	)(a)
FP Corp.	(2,800)	(171,236	)(a)

Total Containers & Packaging		(352,852)

Metals & Mining - (4.0)%
Agnico Eagle Mines Ltd.	(4,400)	(225,586)
Alacer Gold Corp.	(30,300)	(105,277	)*
Barrick Gold Corp.	(12,700)	(200,457)
Franco-Nevada Corp.	(2,900)	(246,142)
Fresnillo PLC	(18,000)	(199,231	)(a)
Ivanhoe Mines Ltd., Class A Shares	(33,500)	(106,418	)*
MAG Silver Corp.	(12,800)	(135,082	)*
SSR Mining Inc.	(18,500)	(253,156	)*
thyssenkrupp AG	(10,500)	(153,558	)(a)

Total Metals & Mining		(1,624,907)

TOTAL MATERIALS		(5,013,242)

REAL ESTATE - (4.3)%
Equity Real Estate Investment Trusts (REITs) - (4.0)%
Agree Realty Corp.	(1,800)	(115,290)
American Tower Corp.	(1,150)	(235,117)
Daiwa House REIT Investment Corp.	(90)	(217,198	)(a)
Digital Realty Trust Inc.	(1,903)	(224,154)
GLP J-Reit	(130)	(148,145	)(a)
Nippon Building Fund Inc.	(27)	(184,866	)(a)
Nomura Real Estate Master Fund Inc.	(113)	(173,746	)(a)
Primary Health Properties PLC	(48,587)	(82,314	)(a)
Shaftesbury PLC	(10,800)	(110,314	)(a)
WP Carey Inc.	(2,200)	(178,596)

Total Equity Real Estate Investment Trusts (REITs)		(1,669,740)

Real Estate Management & Development - (0.3)%
Capital & Counties Properties PLC	(40,000)	(110,178	)(a)

TOTAL REAL ESTATE		(1,779,918)

UTILITIES - (3.2)%
Electric Utilities - (0.8)%
Fortis Inc.	(3,500)	(138,204)
Nextera Energy Inc.	(950)	(194,617)

Total Electric Utilities		(332,821)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Independent Power and Renewable Electricity Producers - (0.7)%
Ormat Technologies Inc.	(3,400)	$(215,526)
Scatec Solar ASA	(9,623)	(96,217	)(a)

Total Independent Power and Renewable Electricity Producers		(311,743)

Multi-Utilities - (0.7)%
E.ON SE	(14,000)	(152,050	)(a)
Innogy SE	(2,600)	(123,300	)(a)

Total Multi-Utilities		(275,350)

Water Utilities - (1.0)%
American Water Works Co. Inc.	(1,600)	(185,600)
California Water Service Group	(4,806)	(243,328)

Total Water Utilities		(428,928)

TOTAL UTILITIES		(1,348,842)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(37,988,245))		$(38,861,831)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,939,823	GBP	3,136,000	Bank of New York	7/19/19	$(47,083)
USD	7,402,472	JPY	800,741,000	Bank of New York	7/19/19	(37,040)
USD	4,216,378	CAD	5,644,000	Citibank N.A.	7/19/19	(95,707)
USD	5,452,211	EUR	4,858,000	Northern Trust Co.	7/19/19	(81,743)

Total						$(261,573)

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$1,420,434	$1,387,237	—	$2,807,671
Consumer Discretionary	2,355,431	3,640,886	—	5,996,317
Consumer Staples	999,907	884,936	—	1,884,843
Energy	1,134,639	1,402,553	—	2,537,192
Financials	1,976,039	2,093,245	—	4,069,284
Health Care	1,730,538	1,073,477	—	2,804,015
Industrials	2,085,734	4,875,772	—	6,961,506
Information Technology	2,285,012	1,416,399	—	3,701,411
Materials	2,210,761	2,770,389	—	4,981,150
Real Estate	800,254	844,023	—	1,644,277
Utilities	603,830	769,488	—	1,373,318
Rights	—	7,930	—	7,930

Total Long-Term Investments	17,602,579	21,166,335	—	38,768,914

Short-Term Investments†	2,164,184	—	—	2,164,184

Total Investments	$19,766,763	$21,166,335	—	$40,933,098

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$386,822	$2,504,328	—	$2,891,150
Consumer Discretionary	1,894,835	4,018,686	—	5,913,521
Consumer Staples	1,063,933	885,119	—	1,949,052
Energy	2,363,224	163,910	—	2,527,134
Financials	2,298,825	1,762,233	—	4,061,058
Health Care	1,479,764	1,288,432	—	2,768,196
Industrials	1,276,674	5,620,229	—	6,896,903
Information Technology	1,814,053	1,898,762	—	3,712,815
Materials	2,150,146	2,863,096	—	5,013,242
Real Estate	753,157	1,026,761	—	1,779,918
Utilities	977,275	371,567	—	1,348,842

Total Securities Sold Short	16,458,708	22,403,123	—	38,861,831

Other Financial Instruments:
Forward Foreign Currency Contracts	—	261,573	—	261,573

Total	$16,458,708	$22,664,696	—	$39,123,404

†	See Schedule of Investments for additional detailed categorizations.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 2.4%
China Unicom Hong Kong Ltd.	776,000	$852,747	(a)
Deutsche Telekom AG, Registered Shares	82,000	1,419,050	(a)
KT Corp., ADR	41,420	512,365
Nippon Telegraph & Telephone Corp.	38,835	1,809,829	(a)
Telstra Corp. Ltd.	249,434	674,737	(a)

Total Diversified Telecommunication Services		5,268,728

Interactive Media & Services - 0.7%
Auto Trader Group PLC	110,000	766,631	(a)
Rightmove PLC	111,702	758,996	(a)

Total Interactive Media & Services		1,525,627

Media - 0.6%
Eutelsat Communications SA	21,090	394,466	(a)
Pearson PLC	80,000	833,586	(a)

Total Media		1,228,052

Wireless Telecommunication Services - 2.2%
KDDI Corp.	53,901	1,373,213	(a)
NTT DOCOMO Inc.	61,659	1,439,033	(a)
SoftBank Group Corp.	16,736	806,487	(a)
Vodafone Group PLC	676,597	1,109,832	(a)

Total Wireless Telecommunication Services		4,728,565

TOTAL COMMUNICATION SERVICES		12,750,972

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 1.5%
Cie Generale des Etablissements Michelin SCA	8,452	1,072,287	(a)
Magna International Inc.	14,815	737,158
NGK Spark Plug Co. Ltd.	27,200	512,085	(a)
Stanley Electric Co. Ltd.	35,563	876,752	(a)

Total Auto Components		3,198,282

Automobiles - 3.1%
Honda Motor Co. Ltd.	52,937	1,371,186	(a)
Isuzu Motors Ltd.	64,700	740,373	(a)
Nissan Motor Co. Ltd.	101,622	726,870	(a)
Peugeot SA	40,623	1,001,189	(a)
Toyota Motor Corp.	44,789	2,783,860	(a)

Total Automobiles		6,623,478

See Notes to Schedule of Investments.

1

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - 0.9%
Sodexo SA	8,176	$955,793	(a)
Wynn Macau Ltd.	422,800	949,883	(a)

Total Hotels, Restaurants & Leisure		1,905,676

Household Durables - 1.9%
Barratt Developments PLC	123,515	899,258	(a)
Sekisui House Ltd.	40,845	674,070	(a)
Sony Corp.	33,542	1,752,534	(a)
Taylor Wimpey PLC	431,227	863,969	(a)

Total Household Durables		4,189,831

Leisure Products - 0.4%
Bandai Namco Holdings	16,600	807,184	(a)

Multiline Retail - 0.4%
Next PLC	13,308	934,010	(a)

Specialty Retail - 0.3%
Mr Price Group Ltd.	40,617	572,474	(a)

Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	6,025	1,860,065	(a)
Burberry Group PLC	34,105	809,118	(a)
Gildan Activewear Inc.	20,300	785,617
Kering SA	2,861	1,692,409	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,148	914,385	(a)

Total Textiles, Apparel & Luxury Goods		6,061,594

TOTAL CONSUMER DISCRETIONARY		24,292,529

CONSUMER STAPLES - 10.2%
Beverages - 3.1%
Anheuser-Busch InBev SA/NV	6,876	608,973	(a)
Asahi Group Holdings Ltd.	24,418	1,100,354	(a)
Coca-Cola European Partners PLC	18,154	1,025,701
Coca-Cola HBC AG, Class DI Shares	25,824	977,214	(a)
Diageo PLC	66,785	2,876,048	(a)

Total Beverages		6,588,290

Food & Staples Retailing - 1.5%
Carrefour SA	39,728	767,136	(a)
Empire Co. Ltd., Class A Shares	33,400	841,153
Koninklijke Ahold Delhaize NV	52,768	1,186,786	(a)
Sundrug Co. Ltd.	20,400	552,806	(a)

Total Food & Staples Retailing		3,347,881

See Notes to Schedule of Investments.

2

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Food Products - 2.7%
Glanbia PLC	43,524	$707,337	(a)
Nestle SA, Registered Shares	41,856	4,333,298	(a)
Tate & Lyle PLC	83,968	787,402	(a)

Total Food Products		5,828,037

Household Products - 0.4%
Essity AB, Class B Shares	28,000	860,605	(a)

Personal Products - 1.0%
Unilever NV, CVA	35,000	2,131,991	(a)

Tobacco - 1.5%
British American Tobacco PLC	22,770	794,764	(a)
Imperial Brands PLC	39,217	920,826	(a)
Japan Tobacco Inc.	37,900	837,560	(a)
Swedish Match AB	16,103	680,581	(a)

Total Tobacco		3,233,731

TOTAL CONSUMER STAPLES		21,990,535

ENERGY - 6.0%
Energy Equipment & Services - 0.2%
Tenaris SA	41,442	545,255	(a)

Oil, Gas & Consumable Fuels - 5.8%
BP PLC	247,588	1,730,250	(a)
Eni SpA	79,528	1,317,331	(a)
Imperial Oil Ltd.	20,700	573,160
Origin Energy Ltd.	106,578	548,105	(a)
Repsol SA	83,466	1,308,466	(a)
Royal Dutch Shell PLC, Class A Shares	125,732	4,094,251	(a)
Royal Dutch Shell PLC, Class B Shares	33,923	1,106,520	(a)
Santos Ltd.	148,238	738,726	(a)
Total SA	19,470	1,089,368	(a)

Total Oil, Gas & Consumable Fuels		12,506,177

TOTAL ENERGY		13,051,432

FINANCIALS - 18.6%
Banks - 9.0%
Banco Bilbao Vizcaya Argentaria SA	258,922	1,447,942	(a)
Banco Santander SA	150,577	699,860	(a)
Bank Leumi Le-Israel BM	150,000	1,083,879	(a)
Bankinter SA	73,859	508,838	(a)
BNP Paribas SA	32,875	1,564,139	(a)
CaixaBank SA	297,128	850,880	(a)
Danske Bank A/S	31,381	496,157	(a)
Erste Group Bank AG	20,000	742,409	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	103,300	599,981

See Notes to Schedule of Investments.

3

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
HSBC Holdings PLC	235,258	$1,962,776	(a)
ING Groep NV	128,530	1,490,427	(a)
KBC Group NV	9,018	591,154	(a)
Lloyds Banking Group PLC	1,922,227	1,384,280	(a)
Mediobanca Banca di Credito Finanziario SpA	67,033	691,762	(a)
Mitsubishi UFJ Financial Group Inc.	253,154	1,210,218	(a)
Mizuho Financial Group Inc.	717,000	1,040,232	(a)
Raiffeisen Bank International AG	20,246	475,012	(a)
Resona Holdings Inc.	139,000	580,882	(a)
Royal Bank of Canada	7,500	596,025
Skandinaviska Enskilda Banken AB, Class A Shares	86,561	800,938	(a)
Westpac Banking Corp.	30,644	610,498	(a)

Total Banks		19,428,289

Capital Markets - 0.5%
Quilter PLC	325,000	581,415	(a)
UBS Group AG, Registered Shares	32,100	381,494	(a)

Total Capital Markets		962,909

Diversified Financial Services - 0.4%
ORIX Corp.	61,574	920,444	(a)

Insurance - 8.7%
Aegon NV	137,384	684,051	(a)
Ageas	18,441	959,081	(a)
AIA Group Ltd.	122,800	1,327,547	(a)
Allianz SE, Registered Shares	11,345	2,734,319	(a)
ASR Nederland NV	15,852	645,332	(a)
Aviva PLC	150,115	796,204	(a)
AXA SA	67,840	1,782,170	(a)
Baloise Holding AG, Registered Shares	5,497	973,952	(a)
Japan Post Holdings Co. Ltd.	93,800	1,062,742	(a)
Legal & General Group PLC	282,752	967,835	(a)
Manulife Financial Corp.	45,500	826,925
MS&AD Insurance Group Holdings Inc.	34,517	1,097,510	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,132	1,538,974	(a)
Prudential PLC	23,645	515,004	(a)
Sompo Holdings Inc.	37,722	1,459,892	(a)
Zurich Insurance Group AG	4,157	1,447,518	(a)

Total Insurance		18,819,056

TOTAL FINANCIALS		40,130,698

See Notes to Schedule of Investments.

4

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 10.2%
Health Care Equipment & Supplies - 0.4%
Hoya Corp.	12,700	$975,525	(a)

Health Care Providers & Services - 0.6%
Suzuken Co. Ltd.	21,062	1,237,930	(a)

Life Sciences Tools & Services - 0.7%
ICON PLC	9,227	1,420,681	*

Pharmaceuticals - 8.5%
Astellas Pharma Inc.	41,327	590,073	(a)
AstraZeneca PLC	8,086	660,097	(a)
GlaxoSmithKline PLC	55,834	1,117,661	(a)
H. Lundbeck A/S	11,942	472,246	(a)
Hikma Pharmaceuticals PLC	25,011	548,535	(a)
Hypera SA	94,300	734,027
Novartis AG, Registered Shares	31,941	2,921,548	(a)
Novo Nordisk A/S, Class B Shares	50,065	2,553,804	(a)
Ono Pharmaceutical Co. Ltd.	28,900	518,989	(a)
Roche Holding AG	16,351	4,600,620	(a)
Sanofi	10,675	923,482	(a)
Santen Pharmaceutical Co. Ltd.	49,100	815,191	(a)
Shionogi & Co. Ltd.	19,451	1,123,133	(a)
UCB SA	10,147	841,419	(a)

Total Pharmaceuticals		18,420,825

TOTAL HEALTH CARE		22,054,961

INDUSTRIALS - 13.8%
Aerospace & Defense - 0.9%
Safran SA	13,077	1,916,192	(a)

Airlines - 0.3%
Qantas Airways Ltd.	150,229	570,140	(a)

Building Products - 0.4%
LIXIL Group Corp.	56,600	897,720	(a)

Construction & Engineering - 3.5%
ACS Actividades de Construccion y Servicios SA	32,991	1,317,286	(a)
China Railway Group Ltd., Class H Shares	1,175,000	892,288	(a)
Eiffage SA	9,754	964,333	(a)
HOCHTIEF AG	4,277	520,868	(a)
Kajima Corp.	40,130	551,865	(a)
Koninklijke Volkerwessels NV	26,084	523,842	(a)
Obayashi Corp.	146,072	1,448,290	(a)
Skanska AB, Class B Shares	28,179	508,942	(a)
Taisei Corp.	23,221	845,188	(a)

Total Construction & Engineering		7,572,902

See Notes to Schedule of Investments.

5

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.1%
CK Hutchison Holdings Ltd.	150,000	$1,475,803	(a)
Siemens AG, Registered Shares	7,553	897,785	(a)

Total Industrial Conglomerates		2,373,588

Machinery - 1.4%
Aalberts NV	17,986	707,113	(a)
Amada Holdings Co. Ltd.	60,000	682,445	(a)
Atlas Copco AB, Class A Shares	30,000	958,999	(a)
Kurita Water Industries Ltd.	29,234	728,479	(a)

Total Machinery		3,077,036

Marine - 0.4%
A.P. Moller - Maersk A/S, Class B Shares	746	925,793	(a)

Professional Services - 1.4%
Adecco Group AG, Registered Shares	11,637	699,375	(a)
Bureau Veritas SA	26,000	642,217	(a)
Wolters Kluwer NV	22,625	1,647,157	(a)

Total Professional Services		2,988,749

Trading Companies & Distributors - 4.0%
Ashtead Group PLC	35,370	1,014,455	(a)
ITOCHU Corp.	67,439	1,290,973	(a)
Marubeni Corp.	138,298	917,571	(a)
Mitsubishi Corp.	70,145	1,851,760	(a)
Mitsui & Co. Ltd.	69,199	1,128,675	(a)
Sojitz Corp.	201,200	647,407	(a)
Sumitomo Corp.	68,799	1,044,332	(a)
Toyota Tsusho Corp.	21,900	665,438	(a)

Total Trading Companies & Distributors		8,560,611

Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	36,800	872,403	(a)

TOTAL INDUSTRIALS		29,755,134

INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson, Class B Shares	137,847	1,308,208	(a)

Electronic Equipment, Instruments & Components - 0.8%
Hitachi Ltd.	33,719	1,239,240	(a)
Nippon Electric Glass Co. Ltd.	16,346	415,119	(a)

Total Electronic Equipment, Instruments & Components		1,654,359

See Notes to Schedule of Investments.

6

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
IT Services - 0.9%
Capgemini SE	9,998	$1,244,024	(a)
Wirecard AG	5,000	841,306	(a)

Total IT Services		2,085,330

Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	10,622	2,220,712	(a)
NXP Semiconductors NV	13,800	1,347,018
Renesas Electronics Corp.	132,400	659,633	*(a)
United Microelectronics Corp.	1,504,000	676,044	(a)

Total Semiconductors & Semiconductor Equipment		4,903,407

Software - 1.7%
Check Point Software Technologies Ltd.	10,516	1,215,755	*
Open Text Corp.	11,000	453,927
SAP SE	8,035	1,104,499	(a)
SimCorp A/S	9,418	910,848	(a)

Total Software		3,685,029

Technology Hardware, Storage & Peripherals - 0.4%
Logitech International SA, Registered Shares	20,185	808,635	(a)

TOTAL INFORMATION TECHNOLOGY		14,444,968

MATERIALS - 7.4%
Chemicals - 2.2%
BASF SE	6,930	503,433	(a)
China BlueChemical Ltd., Class H Shares	2,410,000	655,873	(a)
Covestro AG	11,000	559,162	(a)
Daicel Corp.	65,346	582,348	(a)
Methanex Corp.	10,128	459,784
Nitto Denko Corp.	10,300	507,283	(a)
OCI Co. Ltd.	6,907	558,761	(a)
Solvay SA	8,058	834,892	(a)

Total Chemicals		4,661,536

Construction Materials - 0.6%
Anhui Conch Cement Co. Ltd., Class H Shares	95,000	595,906	(a)
Taiheiyo Cement Corp.	26,700	809,642	(a)

Total Construction Materials		1,405,548

Metals & Mining - 3.6%
BHP Group Ltd.	33,750	977,693	(a)
BHP Group PLC	37,752	963,521	(a)
BlueScope Steel Ltd.	57,438	487,566	(a)
Glencore PLC	300,000	1,043,919	(a)
Jindal Steel & Power Ltd.	303,795	625,172	*(a)
Rio Tinto PLC	45,053	2,779,547	(a)
South32 Ltd.	373,292	834,270	(a)

Total Metals & Mining		7,711,688

See Notes to Schedule of Investments.

7

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Paper & Forest Products - 1.0%
Oji Holdings Corp.	137,267	$795,221	(a)
UPM-Kymmene oyj	54,078	1,437,244	(a)

Total Paper & Forest Products		2,232,465

TOTAL MATERIALS		16,011,237

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Klepierre SA	19,615	657,564	(a)
Segro PLC	91,112	845,104	(a)
Stockland	254,375	745,374	(a)

Total Equity Real Estate Investment Trusts (REITs)		2,248,042

Real Estate Management & Development - 4.1%
CapitaLand Ltd.	381,000	994,368	(a)
China Overseas Land & Investment Ltd.	240,000	885,638	(a)
Daito Trust Construction Co. Ltd.	6,500	827,444	(a)
Kerry Properties Ltd.	275,902	1,159,275	(a)
PSP Swiss Property AG, Registered Shares	7,617	890,316	(a)
Swire Pacific Ltd., Class A Shares	80,000	984,341	(a)
TAG Immobilien AG	30,890	713,885	(a)
Vonovia SE	23,848	1,138,938	(a)
Wheelock & Co. Ltd.	159,558	1,145,725	(a)

Total Real Estate Management & Development		8,739,930

TOTAL REAL ESTATE		10,987,972

UTILITIES - 3.6%
Electric Utilities - 1.9%
Chubu Electric Power Co. Inc.	57,572	808,497	(a)
Endesa SA	48,833	1,256,262	(a)
Enel SpA	236,020	1,649,128	(a)
Tohoku Electric Power Co. Inc.	49,100	497,327	(a)

Total Electric Utilities		4,211,214

Multi-Utilities - 1.3%
Engie SA	74,092	1,125,149	(a)
RWE AG	32,324	796,842	(a)
Veolia Environnement SA	36,254	883,899	(a)

Total Multi-Utilities		2,805,890

See Notes to Schedule of Investments.

8

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
Water Utilities - 0.4%
United Utilities Group PLC		86,889	$864,516	(a)

TOTAL UTILITIES			7,881,620

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $204,038,011)			213,352,058

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $192,977)	2.228%	192,977	192,977

TOTAL INVESTMENTS - 98.9% (Cost - $204,230,988)			213,545,035
Other Assets in Excess of Liabilities - 1.1%			2,340,289

TOTAL NET ASSETS - 100.0%			$215,885,324

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

10

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$512,365	$12,238,607	—	$12,750,972
Consumer Discretionary	1,522,775	22,769,754	—	24,292,529
Consumer Staples	1,866,854	20,123,681	—	21,990,535
Energy	573,160	12,478,272	—	13,051,432
Financials	2,022,931	38,107,767	—	40,130,698
Health Care	2,154,708	19,900,253	—	22,054,961
Information Technology	3,016,700	11,428,268	—	14,444,968
Materials	459,784	15,551,453	—	16,011,237
Other Common Stocks	—	48,624,726	—	48,624,726

Total Long-Term Investments	12,129,277	201,222,781	—	213,352,058

Short-Term Investments†	192,977	—	—	192,977

Total Investments	$12,322,254	$201,222,781	—	$213,545,035

†	See Schedule of Investments for additional detailed categorizations.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 35.6%
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/21	107,823	$106,844
U.S. Treasury Bonds, Inflation Indexed	0.125%	1/15/22	1,738,768	1,728,312
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/22	7,019,277	6,965,664
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	4,377,636	4,872,769
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	363,398	466,689
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	5,237,144	6,302,990
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	4,337,027	5,808,796
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	354,699	454,303
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	723,497	932,907
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,581,134	6,340,455
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,302,252	1,289,771
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	304,665	322,558

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $34,280,017)				35,592,058

			SHARES
COMMON STOCKS - 20.0%
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
AT&T Inc.			3,849	128,980
China Telecom Corp. Ltd., Class H Shares			268,000	134,949	(a)
China Unicom Hong Kong Ltd.			76,000	83,516	(a)
KT Corp., ADR			7,042	87,110
LG Uplus Corp.			6,096	76,611	(a)
Nippon Telegraph & Telephone Corp.			4,336	202,071	(a)

Total Diversified Telecommunication Services				713,237

Interactive Media & Services - 0.3%
Alphabet Inc., Class A Shares			166	179,745	*
Facebook Inc., Class A Shares			668	128,924	*

Total Interactive Media & Services				308,669

Media - 0.1%
CBS Corp., Class B Shares, Non Voting Shares			2,673	133,382

Wireless Telecommunication Services - 0.4%
KDDI Corp.			6,500	165,598	(a)
T-Mobile US Inc.			2,400	177,936	*

Total Wireless Telecommunication Services				343,534

TOTAL COMMUNICATION SERVICES				1,498,822

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.2%
Mazda Motor Corp.	7,400	$77,484	(a)
Subaru Corp.	3,400	82,833	(a)

Total Automobiles		160,317

Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc.	2,465	96,998
Genting Singapore Ltd.	151,800	103,276	(a)
Jack in the Box Inc.	1,293	105,237
Las Vegas Sands Corp.	1,700	100,453
Sands China Ltd.	22,800	109,294	(a)
Wyndham Destination Inc.	1,323	58,080
Yum! Brands Inc.	1,236	136,788

Total Hotels, Restaurants & Leisure		710,126

Household Durables - 0.3%
Electrolux AB, Class B Shares	4,795	122,548	(a)
Persimmon PLC	3,125	79,257	(a)
Taylor Wimpey PLC	34,406	68,933	(a)

Total Household Durables		270,738

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc.	190	359,790	*

Specialty Retail - 0.9%
Home Depot Inc.	1,410	293,238
Lowe’s Cos. Inc.	2,422	244,404
Ross Stores Inc.	1,937	191,995
TJX Cos. Inc.	3,170	167,630

Total Specialty Retail		897,267

Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC	3,780	89,678	(a)
Pandora A/S	1,198	42,626	(a)
Under Armour Inc., Class A Shares	4,000	101,400	*

Total Textiles, Apparel & Luxury Goods		233,704

TOTAL CONSUMER DISCRETIONARY		2,631,942

CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Kirin Holdings Co. Ltd.	7,000	151,086	(a)

Food & Staples Retailing - 0.4%
Tesco PLC	41,300	119,152	(a)
Wal-Mart de Mexico SAB de CV	36,000	98,263
Walmart Inc.	1,518	167,724

Total Food & Staples Retailing		385,139

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Food Products - 0.2%
Archer-Daniels-Midland Co.	3,220	$131,376
Morinaga & Co. Ltd.	2,400	117,082	(a)

Total Food Products		248,458

Household Products - 0.2%
Church & Dwight Co. Inc.	2,230	162,924

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	778	142,459
Hengan International Group Co. Ltd.	12,000	88,112	(a)

Total Personal Products		230,571

Tobacco - 0.1%
KT&G Corp.	746	63,668	(a)

TOTAL CONSUMER STAPLES		1,241,846

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
China Petroleum & Chemical Corp., Class H Shares	160,000	108,956	(a)
Eni SpA	5,776	95,676	(a)
Exxon Mobil Corp.	1,048	80,308
OMV AG	2,919	142,244	(a)
Petroleo Brasileiro SA, ADR	9,904	140,637
Polskie Gornictwo Naftowe i Gazownictwo SA, Class I Shares	55,701	79,318	(a)
Repsol SA	6,644	104,155	(a)
Royal Dutch Shell PLC, Class A Shares	3,628	118,140	(a)
Valero Energy Corp.	2,000	171,220

TOTAL ENERGY		1,040,654

FINANCIALS - 4.4%
Banks - 2.2%
Banco Bilbao Vizcaya Argentaria SA	17,000	95,067	(a)
Bank of America Corp.	10,209	296,061
BNP Paribas SA	2,233	106,243	(a)
Canadian Imperial Bank of Commerce	2,100	165,139
Citigroup Inc.	3,433	240,413
Citizens Financial Group Inc.	5,376	190,095
Danske Bank A/S	4,373	69,140	(a)
Fifth Third Bancorp	4,333	120,891
ING Groep NV	8,000	92,768	(a)
JPMorgan Chase & Co.	2,182	243,948
Lloyds Banking Group PLC	204,717	147,426	(a)
National Bank of Canada	4,400	209,021
Wells Fargo & Co.	4,100	194,012

Total Banks		2,170,224

See Notes to Consolidated Schedule of Investments.

3

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Capital Markets - 0.3%
Ameriprise Financial Inc.	894	$129,773
Morgan Stanley	3,300	144,573

Total Capital Markets		274,346

Consumer Finance - 0.2%
Capital One Financial Corp.	2,091	189,737

Insurance - 1.7%
Aegon NV	21,112	105,119	(a)
Allianz SE, Registered Shares	1,157	278,855	(a)
Allstate Corp.	2,131	216,701
AXA SA	5,029	132,113	(a)
Axis Capital Holdings Ltd.	1,232	73,489
DB Insurance Co. Ltd.	1,293	66,386	(a)
Hannover Rueck SE	889	143,733	(a)
Legal & General Group PLC	31,700	108,506	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	500	125,487	(a)
Prudential Financial Inc.	1,232	124,432
Swiss Life Holding AG, Registered Shares	358	177,435	(a)
Swiss Re AG	1,657	168,464	(a)

Total Insurance		1,720,720

TOTAL FINANCIALS		4,355,027

HEALTH CARE - 2.2%
Biotechnology - 0.5%
Amgen Inc.	1,163	214,318
Biogen Inc.	528	123,483	*
Regeneron Pharmaceuticals Inc.	280	87,640	*
United Therapeutics Corp.	808	63,073	*

Total Biotechnology		488,514

Health Care Equipment & Supplies - 0.7%
Baxter International Inc.	2,294	187,879
Edwards Lifesciences Corp.	800	147,792	*
Hoya Corp.	2,300	176,670	(a)
Masimo Corp.	1,169	173,970	*

Total Health Care Equipment & Supplies		686,311

See Notes to Consolidated Schedule of Investments.

4

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - 0.7%
Cigna Corp.	637	$100,359
CVS Health Corp.	2,120	115,519
Humana Inc.	545	144,588
McKesson Corp.	610	81,978
UnitedHealth Group Inc.	855	208,629
WellCare Health Plans Inc.	372	106,046	*

Total Health Care Providers & Services		757,119

Pharmaceuticals - 0.3%
Merck & Co. Inc.	1,702	142,713
Shionogi & Co. Ltd.	2,100	121,257	(a)

Total Pharmaceuticals		263,970

TOTAL HEALTH CARE		2,195,914

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.6%
Boeing Co.	733	266,820
Safran SA	1,600	234,450	(a)
Spirit AeroSystems Holdings Inc., Class A Shares	1,505	122,462

Total Aerospace & Defense		623,732

Airlines - 0.3%
Qantas Airways Ltd.	37,336	141,695	(a)
Southwest Airlines Co.	2,641	134,110

Total Airlines		275,805

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	2,668	106,530	(a)
HOCHTIEF AG	516	62,840	(a)

Total Construction & Engineering		169,370

Electrical Equipment - 0.1%
Rockwell Automation Inc.	589	96,496

Industrial Conglomerates - 0.1%
LG Corp.	1,386	92,320	(a)

Machinery - 0.4%
CNH Industrial NV	11,035	112,874	(a)
Cummins Inc.	1,129	193,443
Illinois Tool Works Inc.	910	137,237

Total Machinery		443,554

Professional Services - 0.2%
ManpowerGroup Inc.	1,639	158,328

Road & Rail - 0.1%
Union Pacific Corp.	730	123,450

See Notes to Consolidated Schedule of Investments.

5

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.2%
Marubeni Corp.	11,000	$72,982	(a)
Sumitomo Corp.	5,200	78,933	(a)
W.W. Grainger Inc.	300	80,469

Total Trading Companies & Distributors		232,384

Transportation Infrastructure - 0.1%
Aena SME SA	548	108,621	(a)

TOTAL INDUSTRIALS		2,324,060

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.3%
Cisco Systems Inc.	5,737	313,986

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd.	5,200	191,110	(a)

IT Services - 0.1%
Visa Inc., Class A Shares	853	148,038

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials Inc.	4,488	201,556
KLA Corp.	727	85,931
NVIDIA Corp.	811	133,191
Texas Instruments Inc.	1,717	197,043

Total Semiconductors & Semiconductor Equipment		617,721

Software - 0.4%
Microsoft Corp.	2,014	269,795
VMware Inc., Class A Shares	670	112,031

Total Software		381,826

Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc.	2,963	586,437
FUJIFILM Holdings Corp.	4,000	203,217	(a)
HP Inc.	8,802	182,994
Samsung Electronics Co. Ltd.	7,200	293,558	(a)

Total Technology Hardware, Storage & Peripherals		1,266,206

TOTAL INFORMATION TECHNOLOGY		2,918,887

MATERIALS - 0.9%
Chemicals - 0.2%
Chemours Co.	2,245	53,880
Covestro AG	916	46,563	(a)
Huntsman Corp.	5,489	112,195

Total Chemicals		212,638

See Notes to Consolidated Schedule of Investments.

6

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY			SHARES	VALUE
Metals & Mining - 0.5%
Anglo American PLC			4,271	$122,168	(a)
Glencore PLC			20,620	71,752	(a)
POSCO			349	73,878	(a)
Rio Tinto PLC			2,643	163,060	(a)
South32 Ltd.			42,949	95,987	(a)

Total Metals & Mining				526,845

Paper & Forest Products - 0.2%
UPM-Kymmene oyj			5,000	132,886	(a)

TOTAL MATERIALS				872,369

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
China Vanke Co. Ltd., Class H Shares			29,400	110,352	(a)
Country Garden Holdings Co. Ltd.			111,000	168,146	(a)
Jones Lang LaSalle Inc.			719	101,156
Shimao Property Holdings Ltd.			36,000	109,241	(a)

TOTAL REAL ESTATE				488,895

UTILITIES - 0.4%
Electric Utilities - 0.2%
Korea Electric Power Corp.			3,600	79,664	*(a)
Tohoku Electric Power Co. Inc.			7,500	75,967	(a)

Total Electric Utilities				155,631

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy Inc.			4,281	150,349

Multi-Utilities - 0.1%
AGL Energy Ltd.			6,000	84,343	(a)

TOTAL UTILITIES				390,323

TOTAL COMMON STOCKS (Cost - $15,560,257)				19,958,739

INVESTMENTS IN UNDERLYING FUNDS - 16.6%
iShares Core High Dividend ETF			6,677	630,977
iShares Edge MSCI USA Momentum Factor ETF			34,781	4,125,027
Vanguard Mega Cap Value ETF			22,155	1,783,477
Vanguard REIT ETF			115,693	10,111,568

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $11,435,269)				16,651,049

	RATE	MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.2%
U.S. Government Obligations - 15.2%
U.S. Treasury Bills	2.084%	9/12/19	7,400,000	7,369,126	(b)
U.S. Treasury Bills	2.084%	12/19/19	7,900,000	7,823,590	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,188,712)				15,192,716

See Notes to Consolidated Schedule of Investments.

7

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 3.1%
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	50,000	$52,468

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	44,989
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	190,000	247,722
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	28,977
Apache Corp., Senior Notes	5.100%	9/1/40	30,000	30,377
Apache Corp., Senior Notes	4.750%	4/15/43	230,000	224,747
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	50,000	50,995
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	252,129
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	272,683
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	120,000	120,512
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	51,862
Noble Energy Inc., Senior Notes	3.900%	11/15/24	50,000	52,203
Noble Energy Inc., Senior Notes	5.250%	11/15/43	230,000	248,193
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	98,943
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000	104,000
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	160,000	204,421

Total Oil, Gas & Consumable Fuels				2,032,753

TOTAL ENERGY				2,085,221

MATERIALS - 1.0%
Metals & Mining - 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	200,000	209,500	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	200,953	(c)
ArcelorMittal, Senior Notes	6.125%	6/1/25	40,000	45,507
ArcelorMittal, Senior Notes	7.000%	10/15/39	60,000	71,309
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	50,000	58,743
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	40,000	41,558	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	50,534	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	90,176	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	242,095
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000	40,731

TOTAL MATERIALS				1,051,106

TOTAL CORPORATE BONDS & NOTES (Cost - $2,982,635)				3,136,327

See Notes to Consolidated Schedule of Investments.

8

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost - $432,869)	6.000%	8/15/30	1,504,541	BRL	$480,163

SOVEREIGN BONDS - 0.2%
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes (Cost - $198,375)	4.350%	1/11/48	200,000		206,962

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Repsol SA (Cost - $3,760)		7/12/19	6,644		3,685	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $80,081,894)					91,221,699

			SHARES
SHORT-TERM INVESTMENTS - 7.5%
Invesco Government & Agency Portfolio, Institutional Class	2.287%		6,360,599		6,360,599
Dreyfus Government Cash Management, Institutional Shares	2.261%		1,124,419		1,124,419
Invesco Treasury Portfolio, Institutional Class	2.228%		51,638		51,638

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,536,656)					7,536,656

TOTAL INVESTMENTS - 98.7% (Cost - $87,618,550)					98,758,355
Other Assets in Excess of Liabilities - 1.3%					1,308,310

TOTAL NET ASSETS - 100.0%					$100,066,665

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.

9

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
DAX Index	2	9/19	$699,265	$704,320	$5,055
E-mini S&P 500 Index	2	9/19	289,660	294,420	4,760
Euro-Bund	75	9/19	14,600,483	14,731,699	131,216
FTSE 100 Index	11	9/19	1,032,157	1,029,409	(2,748)
Japanese 10-Year Bonds	61	9/19	8,681,022	8,707,415	26,393
S&P GSCI	191	7/19	19,423,115	20,238,838	815,723
S&P/TSX 60 Index	8	9/19	1,192,263	1,194,548	2,285
SPI 200 Index	10	9/19	1,148,224	1,151,186	2,962
Topix Index	6	9/19	865,928	863,145	(2,783)
United Kingdom Long Gilt	5	9/19	822,109	827,372	5,263

					988,126

Contracts to Sell:
Australian 10-Year Bonds	62	9/19	6,191,238	6,252,674	(61,436)
Canadian 10-Year Bonds	80	9/19	8,662,903	8,731,549	(68,646)
Euro-Bund	9	9/19	1,748,700	1,767,804	(19,104)
U.S. Treasury 5-Year Notes	12	9/19	1,398,757	1,417,875	(19,118)
U.S. Treasury 10-Year Notes	22	9/19	2,766,473	2,815,313	(48,840)
U.S. Treasury Long-Term Bonds	11	9/19	1,666,137	1,711,531	(45,394)

					(262,538)

Net unrealized appreciation on open futures contracts					$725,588

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	17,630,000	USD	1,907,547	Bank of New York	7/12/19	$(6,944)
USD	412,943	NOK	3,500,000	Bank of New York	7/12/19	2,452
AUD	397,000	USD	275,904	Citibank N.A.	7/12/19	2,950
AUD	2,783,000	USD	1,934,109	Citibank N.A.	7/12/19	20,678
CAD	992,000	USD	746,408	Citibank N.A.	7/12/19	11,362
CAD	1,477,000	USD	1,126,655	Citibank N.A.	7/12/19	1,597
CAD	6,153,000	USD	4,629,687	Citibank N.A.	7/12/19	70,471
CHF	1,044,000	USD	1,052,727	Citibank N.A.	7/12/19	18,162
GBP	2,726,000	USD	3,464,979	Citibank N.A.	7/12/19	(582)
JPY	426,200,000	USD	3,939,364	Citibank N.A.	7/12/19	18,174
MXN	37,820,000	USD	1,966,673	Citibank N.A.	7/12/19	(822)
NOK	16,880,000	USD	1,955,073	Citibank N.A.	7/12/19	24,666

See Notes to Consolidated Schedule of Investments.

10

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	11,550,000	USD	1,224,768	Citibank N.A.	7/12/19	$20,380
USD	2,906,862	CHF	2,883,000	Citibank N.A.	7/12/19	(50,393)
USD	3,721,143	EUR	3,282,000	Citibank N.A.	7/12/19	(15,285)
USD	1,521,721	GBP	1,197,000	Citibank N.A.	7/12/19	487
USD	368,365	JPY	39,600,000	Citibank N.A.	7/12/19	654
AUD	695,000	USD	486,204	HSBC Securities Inc.	7/12/19	1,965
CHF	1,811,000	USD	1,856,425	HSBC Securities Inc.	7/12/19	1,219
EUR	342,000	USD	389,871	HSBC Securities Inc.	7/12/19	(517)
EUR	14,915,000	USD	16,912,818	HSBC Securities Inc.	7/12/19	67,325
NZD	196,000	USD	129,035	HSBC Securities Inc.	7/12/19	2,682
NZD	2,958,000	USD	1,947,370	HSBC Securities Inc.	7/12/19	40,473
USD	1,018,866	NZD	1,522,000	HSBC Securities Inc.	7/12/19	(3,953)
USD	1,554,356	SEK	14,660,000	HSBC Securities Inc.	7/12/19	(26,066)
EUR	61,000	USD	68,894	Goldman Sachs Group Inc.	7/17/19	582
USD	6,733	EUR	6,000	Goldman Sachs Group Inc.	7/17/19	(100)
USD	6,806	EUR	6,000	Goldman Sachs Group Inc.	7/17/19	(27)
USD	10,188	EUR	9,000	Goldman Sachs Group Inc.	7/17/19	(63)
USD	68,994	EUR	61,000	Goldman Sachs Group Inc.	7/17/19	(482)

Total						$201,045

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

11

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

12

Notes to Consolidated Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$35,592,058	—	$35,592,058
Common Stocks:
Communication Services	$836,077	662,745	—	1,498,822
Consumer Discretionary	1,856,013	775,929	—	2,631,942
Consumer Staples	702,746	539,100	—	1,241,846
Energy	392,165	648,489	—	1,040,654
Financials	2,538,285	1,816,742	—	4,355,027
Health Care	1,897,987	297,927	—	2,195,914
Industrials	1,312,815	1,011,245	—	2,324,060
Information Technology	2,231,002	687,885	—	2,918,887
Materials	166,075	706,294	—	872,369
Real Estate	101,156	387,739	—	488,895
Utilities	150,349	239,974	—	390,323
Investments in Underlying Funds	16,651,049	—	—	16,651,049
U.S. Government & Agency Obligations	—	15,192,716	—	15,192,716
Corporate Bonds & Notes	—	3,136,327	—	3,136,327
Non-U.S. Treasury Inflation Protected Securities	—	480,163	—	480,163
Sovereign Bonds	—	206,962	—	206,962
Rights	—	3,685	—	3,685

Total Long-Term Investments	28,835,719	62,385,980	—	91,221,699

Short-Term Investments†	7,536,656	—	—	7,536,656

Total Investments	$36,372,375	$62,385,980	—	$98,758,355

Other Financial Instruments:
Futures Contracts	$993,657	—	—	$993,657
Forward Foreign Currency Contracts	—	$306,279	—	306,279

Total Other Financial Instruments	$993,657	$306,279	—	$1,299,936

Total	$37,366,032	$62,692,259	—	$100,058,291

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$268,069	—	—	$268,069
Forward Foreign Currency Contracts	—	$105,234	—	105,234

Total	$268,069	$105,234	—	$373,303

†	See Consolidated Schedule of Investments for additional detailed categorizations.

15

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
ENERGY - 13.1%
Oil, Gas & Consumable Fuels - 13.1%
Cheniere Energy Inc.	16,297	$1,115,530	*
Enbridge Inc.	39,416	1,423,677
Williams Cos. Inc.	26,827	752,229

TOTAL ENERGY		3,291,436

INDUSTRIALS - 26.8%
Construction & Engineering - 6.8%
Ferrovial SA	21,657	554,387	(a)
Vinci SA	11,208	1,149,130	(a)

Total Construction & Engineering		1,703,517

Road & Rail - 5.9%
Genesee & Wyoming Inc., Class A Shares	1,116	111,600	*
GMexico Transportes SAB de CV	276,800	341,786	(b)
Union Pacific Corp.	6,105	1,032,417

Total Road & Rail		1,485,803

Transportation Infrastructure - 14.1%
Aeroports de Paris	2,476	436,963	(a)
ALEATICA SAB de CV	244,201	224,942
Atlantia SpA	28,773	748,591	(a)
Beijing Capital International Airport Co., Ltd., Class H Shares	474,000	415,064	(a)
China Merchants Port Holdings Co. Ltd.	321,799	547,697	(a)
Transurban Group	114,684	1,188,219	(a)

Total Transportation Infrastructure		3,561,476

TOTAL INDUSTRIALS		6,750,796

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Crown Castle International Corp.	4,083	532,219

UTILITIES - 52.9%
Electric Utilities - 24.7%
American Electric Power Co. Inc.	8,561	753,453
Emera Inc.	26,380	1,077,923
FirstEnergy Corp.	11,859	507,684
Fortis Inc.	12,605	497,732
Hydro One Ltd.	54,085	943,302
PG&E Corp.	18,755	429,864	*
Red Electrica Corp. SA	34,126	710,482	(a)
Spark Infrastructure Group	472,887	807,030	(a)
SSE PLC	34,955	498,605	(a)

Total Electric Utilities		6,226,075

See Notes to Schedule of Investments.

1

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
Gas Utilities - 2.4%
APA Group		30,437	$231,164	(a)
Infraestructura Energetica Nova SAB de CV		92,944	365,747

Total Gas Utilities			596,911

Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy Inc., Class C Shares		5,796	97,720

Multi-Utilities - 13.0%
Dominion Energy Inc.		13,062	1,009,954
National Grid PLC		110,099	1,170,041	(a)
Sempra Energy		7,998	1,099,245

Total Multi-Utilities			3,279,240

Water Utilities - 12.4%
Aqua America Inc.		13,159	544,388
Pennon Group PLC		44,708	421,769	(a)
Severn Trent PLC		40,728	1,059,809	(a)
United Utilities Group PLC		109,670	1,091,179	(a)

Total Water Utilities			3,117,145

TOTAL UTILITIES			13,317,091

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $22,442,700)			23,891,542

	RATE
SHORT-TERM INVESTMENTS - 6.7%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,695,491)	2.287%	1,695,491	1,695,491

TOTAL INVESTMENTS - 101.6% (Cost - $24,138,191)			25,587,033
Liabilities in Excess of Other Assets - (1.6)%			(409,777)

TOTAL NET ASSETS - 100.0%			$25,177,256

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

RARE Global Infrastructure Value Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

3

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

4

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$1,710,745	$5,040,051	—	$6,750,796
Utilities	7,327,012	5,990,079	—	13,317,091
Other Common Stocks	3,823,655	—	—	3,823,655

Total Long-Term Investments	12,861,412	11,030,130	—	23,891,542

Short-Term Investments†	1,695,491	—	—	1,695,491

Total Investments	$14,556,903	$11,030,130	—	$25,587,033

†	See Schedule of Investments for additional detailed categorizations.

5